UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2012

Date of reporting period: May 31, 2012

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.2%

Arizona — 1.0%
JP Morgan Chase Putters/Drivers Trust, Ser 3598, RB
0.250%, 06/02/12 (A)	$3,595	$3,595
Pima County, Industrial Development Authority, Putters, Ser 2835, RB
0.230%, 06/07/12 (A)	1,725	1,725

		5,320

California — 6.4%
ABAG Finance, Authority for Nonprofit, RB
0.170%, 06/07/12 (A)(B)	2,015	2,015
California State, Communities Development Authority, Ser 2680, RB
0.260%, 06/07/12 (A)(B)	3,500	3,500
California State, Infrastructure & Economic Development Bank, RB
0.150%, 06/01/12 (A)	8,600	8,600
Eclipse Funding Trust, RB
0.210%, 06/07/12 (A)(B)	8,290	8,290
JP Morgan Chase Putters/Drivers Trust, Ser 3584, RB
0.260%, 06/07/12 (A)	2,190	2,190
Santa Clara Valley, Transportation Authority, Ser D, RB
0.130%, 06/07/12 (A)	10,000	10,000

		34,595

Colorado — 3.3%
Colorado State, Educational & Cultural Facilities Authority, Fountain Valley School Project, RB
0.240%, 06/07/12 (A)(B)	4,795	4,795
Colorado State, Educational & Cultural Facilities Authority, RB
0.140%, 06/07/12 (A)(B)	7,110	7,110
Denver, Urban Renewal Authority, Stapleton Project, Ser A-2, TA
0.190%, 06/07/12 (A)(B)	5,800	5,800

		17,705

Connecticut — 1.0%
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.170%, 06/07/12 (A)(B)	5,435	5,435

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida — 2.1%
Collier County, Industrial Development Authority, Redlands Christian Migrant Project, RB
0.460%, 06/07/12 (A)(B)	$575	$575
Duval County, Housing Finance Authority, RB
0.190%, 06/07/12 (A)(B)	100	100
Eclipse Funding Trust, Solar Eclipse, Miami, Ser 2007-0045, RB
0.180%, 06/01/12 (A)(B)	2,940	2,940
Florida, Development Finance, Center Court Properties Project, RB
0.230%, 06/07/12 (A)(B)	965	965
Florida State, Housing Finance Authority, RB
0.180%, 06/06/12 (A)(B)	1,400	1,400
Jacksonville, Industrial Development Authority, Trailer Marine-Crowly Project, RB
0.250%, 06/01/12 (A)(B)	3,600	3,600
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.200%, 06/07/12 (A)(B)	1,800	1,800

		11,380

Georgia — 3.0%
Cobb County, Development Authority, RB
0.180%, 06/07/12 (A)(B)	2,500	2,500
Macon, Water Authority, Ser A, RB
0.180%, 06/07/12 (A)	1,700	1,700
Main Street Natural Gas, Ser A, RB
0.180%, 06/07/12 (A)	12,000	12,000

		16,200

Illinois — 5.4%
BB&T Municipal Trust, Ser 5001, RB
0.270%, 06/07/12 (A)(B)	3,040	3,040
Bloomington, GO
0.230%, 06/06/12 (A)	1,350	1,350
Central Lake County, Joint Action Water Agency, Merlots, Ser B18, RB, AMBAC
0.200%, 06/06/12 (A)	9,940	9,940
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.290%, 06/06/12 (A)(B)	800	800

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Development Finance Authority, McCormick Theological Project, Ser A, RB
0.210%, 06/06/12 (A)(B)	$700	$700
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.200%, 06/06/12 (A)(B)	6,100	6,100
JP Morgan Chase Putters/Drivers Trust, Ser 3721, RB
0.290%, 06/07/12 (A)	1,570	1,570
Schaumburg Village, Ser A, GO
0.230%, 06/07/12 (A)	1,300	1,300
Skokie Village, Economic Development Authority, Skokie Fashion Square Project, RB
0.570%, 06/07/12 (A)(B)	4,350	4,350

		29,150

Indiana — 5.6%
Indiana State, Development Finance Authority, RB
0.180%, 06/06/12 (A)	5,600	5,600
Indiana State, Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
0.229%, 06/07/12 (A)(B)	2,215	2,215
Indiana State, Finance Authority, RB
0.180%, 06/01/12 (A)(B)	2,200	2,200
Indiana State, Finance Authority, Ser C, RB
0.160%, 06/06/12 (A)(B)	5,000	5,000
Indiana State, Health & Educational Facilities, Finance Authority, Howard Regional Health Systems Project, Ser B, RB
0.230%, 06/01/12 (A)(B)	4,260	4,260
Indiana State, Industrial Development Finance Authority, Brebeuf Preparatory School Project, RB
0.290%, 06/07/12 (A)(B)	3,400	3,400
Indiana State, Industrial Development Finance Authority, Goodwill Industries Center Project, RB
0.220%, 06/07/12 (A)(B)	585	585
Indiana State, Industrial Development Finance Authority, Regional Council of Carpenters Project, RB
0.240%, 06/07/12 (A)(B)	540	540

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Marshall County, Industrial Economic Development Authority, Culver Educational Foundation Project, RB
0.180%, 06/07/12 (A)(B)	$6,300	$6,300

		30,100

Iowa — 0.3%
Iowa State, Finance Authority, Morningside College Project, RB
0.220%, 06/01/12 (A)(B)	1,400	1,400

Kentucky — 2.9%
Boone County, Pollution Control Authority, RB
0.160%, 06/06/12 (A)(B)	5,500	5,500
JP Morgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.230%, 06/07/12 (A)	2,965	2,965
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.200%, 06/01/12 (A)(B)	7,200	7,200

		15,665

Louisiana — 0.4%
Louisiana State, Municipal Gas Authority, Ser 1411Q, RB
0.370%, 06/01/12 (A)(B)	2,100	2,100

Massachusetts — 3.2%
Massachusetts State, Development Finance Agency, Exploration School Project, RB
0.170%, 06/07/12 (A)(B)	2,655	2,655
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.160%, 06/07/12 (A)(B)	475	475
Merrimack Valley, Regional Transit Authority, RB
1.250%, 06/22/12	2,940	2,940
Worcester, Regional Transit Authority, RB
1.250%, 06/22/12	6,750	6,751
Worcester, TRAN
1.300%, 06/15/12	4,706	4,707

		17,528

Michigan — 1.7%
Michigan State, Strategic Fund, Consumers Energy Project, RB
0.150%, 06/06/12 (A)(B)	9,000	9,000

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota — 0.2%
Austin, Industrial Development Authority, Supervalu Project, RB
0.190%, 06/06/12 (A)(B)	$1,325	$1,325

Missouri — 1.4%
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.230%, 06/07/12 (A)(B)	1,080	1,080
Missouri State, Public Utilities Commission, RB
1.000%, 07/15/12	1,950	1,950
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.200%, 06/07/12 (A)(B)	1,200	1,200
St. Louis, Industrial Development Authority, RB
0.240%, 06/07/12 (A)(B)	3,170	3,170

		7,400

Nebraska — 2.2%
Central Plains, Energy Project No. 2, RB
0.180%, 06/07/12 (A)	7,060	7,060
Douglas County, Hospital Authority No. 3, RB
0.280%, 06/07/12 (A)	5,030	5,030

		12,090

New Hampshire — 1.3%
New Hampshire State, Business Finance Authority, Monadnock Community Hospital Project, RB
0.200%, 06/01/12 (A)(B)	2,000	2,000
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.150%, 06/07/12 (A)(B)	2,445	2,445
New Hampshire State, Health & Education Facilities Authority, RB
0.190%, 06/07/12 (A)(B)	2,390	2,390

		6,835

New Jersey — 1.3%
Borough of Monmouth Beach, TRAN
1.250%, 10/04/12	2,000	2,001
Borough of North Haledon, TRAN
1.500%, 03/28/13	3,302	3,319

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Harmony Township, TRAN
1.250%, 05/02/13	$2,000	$2,003

		7,323

New York — 14.7%
Albany, Industrial Development Agency, Albany Medical Center Hospital Project, Ser A, RB
0.310%, 06/07/12 (A)(B)	865	865
Austin Trust, Variable Certificates, Ser 2008-3508, RB, AGM
0.280%, 06/07/12 (A)	6,450	6,450
Board of Cooperative Educational Services, RB
1.500%, 06/22/12	2,500	2,500
Campbell-Savona, Central School District, TRAN
1.100%, 06/22/12	2,300	2,300
Forest City, New Rochelle, Revenue Bond Certificate Trust, RB
0.240%, 06/07/12 (A)(B)	4,230	4,230
Greater Southern Tier, Board of Cooperative Educational Services District, RB
1.350%, 06/29/12	8,700	8,701
Hornell City, School District, BAN
1.250%, 06/29/12	3,665	3,666
New York City, Housing Development, Ser A, RB
0.180%, 06/07/12 (A)(B)	4,100	4,100
New York City, Municipal Water Finance Authority, Sub-Ser B-2, RB
0.140%, 06/07/12 (A)	100	100
New York City, Sub-Ser A-2, GO
0.240%, 06/06/12 (A)(B)	200	200
New York City, Sub-Ser J-10, GO
0.120%, 06/07/12 (A)(B)	1,300	1,300
New York City, Sub-Ser, GO
0.160%, 06/01/12 (A)(B)	17,380	17,380
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
0.170%, 06/01/12 (A)	3,100	3,100
New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.160%, 06/07/12 (A)(B)	1,850	1,850
New York State, Housing Finance Agency, 600 West 42nd Street Project, Ser A, RB
0.160%, 06/06/12 (A)(B)	5,000	5,000

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Rockland County, Industrial Development Agency, Shock Tech Project, RB
0.220%, 06/06/12 (A)(B)	$325	$325
Schenectady, TRAN
1.200%, 05/17/13	15,000	15,028
St. Lawrence County, Industrial Development Agency, United Helpers Independent Leveraging Project, RB
0.270%, 06/06/12 (A)(B)	2,350	2,350

		79,445

North Carolina — 2.8%
North Carolina State, Medical Care Commission, Ser B, RB
0.120%, 06/01/12 (A)	15,000	15,000

Ohio — 4.5%
American Municipal Power, RB
1.250%, 10/25/12	3,000	3,003
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.180%, 06/07/12 (A)(B)	8,100	8,100
Green, Health Care Revenue Authority, Greater Akron-Canton Project, RB
0.240%, 06/07/12 (A)(B)	865	865
Hamilton County, RB
0.190%, 06/01/12 (A)(B)	7,205	7,205
Montgomery County, Benjamin & Marian Project, Ser B, RB
0.229%, 06/07/12 (A)(B)	2,130	2,130
Ohio State University, Ser B, RB
0.160%, 06/06/12 (A)	1,200	1,200
Ohio State, Air Quality Development Authority, Ser A, RB
0.150%, 06/07/12 (A)(B)	2,000	2,000

		24,503

Oregon — 1.1%
Oregon State, GO
0.180%, 06/06/12 (A)	5,965	5,965

Pennsylvania — 7.6%
Allegheny County, Industrial Development Authority, Jewish Community Center Project, Ser B, RB
0.230%, 06/07/12 (A)(B)	2,350	2,350
Allegheny County, Redevelopment Authority, Brentwood Town Square Project, Ser A, TA
0.240%, 06/07/12 (A)(B)	1,070	1,070

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BB&T Municipal Trust, Ser 2061, RB, FSA
0.190%, 06/07/12 (A)	$600	$600
Erie, School District, TRAN
2.000%, 06/30/12	5,905	5,909
Hazleton, Industrial Development Authority, MMI Preparatory School Project, RB
0.180%, 06/07/12 (A)(B)	1,475	1,475
Moon Township, Industrial Development Authority, YMCA Greater Pittsburgh Project, RB
0.180%, 06/07/12 (A)(B)	220	220
New Castle Area, Hospital Authority, RB
0.180%, 06/07/12 (A)(B)	15,000	15,000
Pennsylvania State, Economic Development Financing Authority, RB
0.220%, 06/01/12 (A)(B)	10,415	10,415
RBC Municipal Products Trust, Ser C-15, RB
0.180%, 06/07/12 (A)(B)	4,000	4,000

		41,039

Puerto Rico — 0.2%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser A, RB
0.120%, 06/06/12 (A)(B)	1,000	1,000

Rhode Island — 0.2%
Town of Cumberland, Ser 1, TRAN
1.750%, 06/15/12	1,000	1,000

South Carolina — 0.3%
Piedmont Municipal Power Agency, Ser C, RB
0.140%, 06/07/12 (A)(B)	500	500
South Carolina State, Educational Facilities Authority, Anderson College Project, RB
0.220%, 06/07/12 (A)(B)	1,190	1,190

		1,690

Tennessee — 2.1%
Municipal Energy Acquisition, Ser 1579, RB
0.420%, 06/04/12 (A)(B)	11,430	11,430

Texas — 8.1%
City of Austin, Water & Wastewater System Revenue, RB
0.170%, 06/07/12 (A)(B)	6,000	6,000

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Gulf Coast, Waste Disposal Authority, RB
0.170%, 06/06/12 (A)	$5,900	$5,900
Port of Port Arthur, Navigation District, Motiva Enterprises Project, RB
0.190%, 06/01/12 (A)	2,175	2,175
Port of Port Arthur, Navigation District, Ser A, RB
0.190%, 06/01/12 (A)	7,100	7,100
RBC Municipal Products Trust, Ser E-18, RB
0.180%, 06/07/12 (A)(B)	17,000	17,000
Red River, Education Financing Revenue, RB
0.190%, 06/06/12 (A)	4,400	4,400
Tom Green County, Health Facilities Development, Universal Health Services Project, RB
0.270%, 06/06/12 (A)(B)	1,000	1,000

		43,575

Utah — 3.3%
Lehi City, Electric Utility Revenue Authority, RB
0.230%, 06/07/12 (A)(B)	1,100	1,100
Murray, IHC Health Services Project, Ser C, RB
0.200%, 06/07/12 (A)	9,860	9,860
Wells Fargo Stage Trust, Ser 144C, RB, FHLMC
0.200%, 06/06/12 (A)	7,015	7,015

		17,975

Washington — 2.4%
Eclipse Funding Trust, RB
0.180%, 06/01/12 (A)(B)	2,000	2,000
Tacoma, Regional Water Supply System, Merlots, Ser B05, RB, NATL
0.200%, 06/06/12 (A)	11,065	11,065
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.220%, 06/01/12 (A)(B)	100	100

		13,165

Wisconsin — 1.8%
Milwaukee, Redevelopment Authority, Montessori Society School Project, RB
0.220%, 06/01/12 (A)(B)	1,150	1,150
Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.220%, 06/01/12 (A)(B)	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin State, Health & Educational Facilities Authority, RB
0.180%, 06/07/12 (A)(B)	$7,370	$7,370

		9,520

Multi-State — 7.4%
BB&T Municipal Trust, Ser 1007, RB
0.270%, 06/07/12 (A)(B)	1,470	1,470
BB&T Municipal Trust, Ser 1015, RB
0.270%, 06/07/12 (A)(B)	2,300	2,300
BB&T Municipal Trust, Ser 1039, RB
0.270%, 06/07/12 (A)(B)	19,740	19,740
BB&T Municipal Trust, Ser 2008, RB
0.170%, 06/07/12 (A)(B)	9,995	9,995
BB&T Municipal Trust, Ser 2031, RB, AGM
0.160%, 06/07/12 (A)	700	700
BB&T Municipal Trust, Ser 5000, RB
0.270%, 06/07/12 (A)(B)	5,613	5,613

		39,818

Total Municipal Bonds (Cost $535,676) ($ Thousands)		535,676

Total Investments — 99.2% (Cost $535,676) ($ Thousands)†		$535,676

Percentages are based on Net Assets of $539,904 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
BAN	— Bond Anticipation Note
FHLMC	— Federal Home Loan Mortgage Corporation
FSA	— Financial Security Assistance
GO	— General Obligation
NATL	— National Public Finance Guarantee Corporation
RB	— Revenue Bond
Ser	— Series
TA	— Tax Allocation
TRAN	— Tax and Revenue Anticipation Note

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of May 31, 2012, all of the Fund’s investments are Level 2 in accordance with ASC 820.

During the period ended May 31, 2012 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.9%

Alabama — 2.5%
Birmingham, Special Care Facilities Financing Authority, Benevolent Home Episcopal Project, RB
0.350%, 06/01/12 (A)(B)	$1,100	$1,100
Columbia, Industrial Development Board, Ser B, RB
0.200%, 06/01/12 (B)	10,000	10,000
Gadsden, Industrial Development Board, RB
0.200%, 06/01/12 (B)	6,150	6,150
JP Morgan Chase Putters/Drivers Trust, Ser 3516, RB, AGM
0.200%, 06/07/12 (B)	5,000	5,000

		22,250

Arizona — 1.8%
Pima County, Industrial Development Authority, Putters, Ser 2835, RB
0.230%, 06/07/12 (B)	6,400	6,400
Pima County, Industrial Development Authority, RB
0.230%, 06/07/12 (B)	9,300	9,300

		15,700

California — 7.5%
California State, Communities Development Authority, Ser 2680, RB
0.260%, 06/07/12 (A)(B)	11,100	11,100
California State, Communities Development Authority, Ser M, RB
0.170%, 06/06/12 (B)	16,500	16,500
JP Morgan Chase Putters/Drivers Trust, Ser 3584, RB
0.260%, 06/07/12 (B)	3,000	3,000
JP Morgan Chase Putters/Drivers Trust, Ser 3656Z, GO, NATL
0.280%, 06/07/12 (B)	3,500	3,500
Los Angeles County, RB, FHLMC
0.170%, 06/04/12 (B)	2,700	2,700
Menlo Park, Community Development Agency, TA
0.210%, 06/01/12 (A)(B)	5,400	5,400
Palomar Pomerado, Health & Educational Facilities Authority, Ser 2234, GO, NATL
0.250%, 06/07/12 (B)	16,595	16,595
San Diego County, Museum of Art Project, COP
0.190%, 06/07/12 (A)(B)	1,200	1,200

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sequoia, Union High School District, Ser 2160, GO, AGM
0.230%, 06/07/12 (B)	$6,965	$6,965

		66,960

Colorado — 3.9%
Colorado State, Educational & Cultural Facilities Authority, Ser 1557, RB, FGIC
0.280%, 06/07/12 (B)	27,630	27,630
Colorado State, Health Facilities Authority, RB, AGM
0.210%, 06/07/12 (B)	3,715	3,715
Denver, Urban Renewal Authority, Stapleton Project, Ser A-2, TA
0.190%, 06/07/12 (A)(B)	3,490	3,490

		34,835

Connecticut — 0.2%
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.170%, 06/07/12 (A)(B)	1,925	1,925

Florida — 2.6%
Duval County, Housing Finance Authority, RB
0.190%, 06/07/12 (A)(B)	1,700	1,700
Highlands County, Health Facilities Authority, RB
0.150%, 06/07/12 (A)(B)	10,000	10,000
JP Morgan Chase Putters/Drivers Trust, Ser 3359, RB, NATL-RE FGIC
0.200%, 06/07/12 (B)	4,590	4,590
Miami-Dade County, Industrial Development Authority, American Public Media Group Project, RB
0.220%, 06/01/12 (A)(B)	3,800	3,800
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.200%, 06/07/12 (A)(B)	2,975	2,975

		23,065

Georgia — 4.0%
Macon, Water Authority, Ser A, RB
0.180%, 06/07/12 (B)	1,625	1,625
Main Street Natural Gas, Ser A, RB
0.180%, 06/07/12 (B)	20,900	20,900

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Private Colleges & Universities Authority, Ser B-1, RB
0.120%, 06/07/12 (B)	$12,800	$12,800

		35,325

Idaho — 0.1%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.280%, 06/07/12 (A)(B)	1,175	1,175

Illinois — 5.5%
BB&T Municipal Trust, Ser 5001, RB
0.270%, 06/07/12 (A)(B)	14,300	14,300
Chicago, Ser D, GO
0.180%, 06/01/12 (A)(B)	13,400	13,400
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.200%, 06/06/12 (A)(B)	2,500	2,500
JP Morgan Chase Putters/Drivers Trust, Ser 3721, RB
0.290%, 06/07/12 (B)	4,850	4,850
Schaumburg Park District, Ser B, GO
2.000%, 12/15/12	1,260	1,269
Village of Peoria Heights, Christian School Project, RB
0.239%, 06/07/12 (A)(B)	1,990	1,990
Wells Fargo Stage Trust, Ser 5C, GO, AMBAC
0.200%, 06/07/12 (B)	10,790	10,790

		49,099

Indiana — 4.6%
Fort Wayne, Industrial Economic Development Authority, St. Francis University Project, RB
0.180%, 06/07/12 (A)(B)	1,700	1,700
Indiana State, Development Finance Authority, Lutheran Project, RB
0.180%, 06/07/12 (A)(B)	3,535	3,535
Indiana State, Development Finance Authority, RB
0.180%, 06/06/12 (B)	20,100	20,100
Indiana State, Finance Authority, Floyd Memorial Hospital Project, RB
0.230%, 06/01/12 (A)(B)	1,030	1,030
Indiana State, Finance Authority, RB
0.230%, 06/07/12 (A)(B)	4,300	4,300

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Finance Authority, Ser C, RB
0.160%, 06/06/12 (A)(B)	$7,590	$7,590
Indiana State, Health & Educational Facilities, Finance Authority, Howard Regional Health Systems Project, Ser B, RB
0.230%, 06/01/12 (A)(B)	1,300	1,300
JP Morgan Chase Putters/Drivers Trust, Ser 3639Z, RB, AGM
0.200%, 06/07/12 (B)	1,625	1,625

		41,180

Iowa — 1.5%
Iowa State, Finance Authority, Graceland University Project, RB
0.246%, 06/07/12 (A)(B)	2,700	2,700
Iowa State, Higher Education Loan Authority, Private College Facilities, St. Ambrose Project, RB
0.220%, 06/01/12 (A)(B)	4,750	4,750
Iowa State, Higher Education Loan Authority, Private College Project, RB
0.240%, 06/01/12 (A)(B)	800	800
Iowa State, Higher Education Loan Authority, Private College, University Dubuque Project, RB
0.220%, 06/01/12 (A)(B)	400	400
Mason City, Industrial Development Authority, Supervalu Project, RB
0.190%, 06/06/12 (A)(B)	4,900	4,900

		13,550

Kansas — 0.2%
University of Kansas, Hospital Authority, Health Systems Project, RB
0.220%, 06/01/12 (A)(B)	1,910	1,910

Kentucky — 0.9%
Daviess County, Wendell Fosters Campus Project, RB
0.230%, 06/07/12 (A)(B)	2,240	2,240
JP Morgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.230%, 06/07/12 (B)	2,360	2,360
Louisville/Jefferson County, Metropolitan Government, Louisville Presbyterian Project, RB
0.229%, 06/07/12 (A)(B)	3,800	3,800

		8,400

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Louisiana — 3.9%
Calcasieu Parish, Public Trust Authority, RB
0.190%, 06/07/12 (A)(B)	$900	$900
Louisiana State, Municipal Gas Authority, Ser 1411Q, RB
0.370%, 06/01/12 (A)(B)	3,000	3,000
Louisiana State, Public Facilities Authority, Ser A, RB
0.180%, 06/06/12 (B)	15,535	15,535
Louisiana State, Public Facilities Authority, Ser B, RB
0.170%, 06/06/12 (B)	15,600	15,600

		35,035

Maine — 0.5%
Ellsworth, TRAN
1.500%, 12/12/12	4,599	4,621

Maryland — 0.6%
Maryland Stadium Authority, RB
0.170%, 06/16/12 (B)	5,000	5,000

Massachusetts — 3.5%
Massachusetts State, Development Finance Agency, Bancroft School Issue, RB
0.170%, 06/07/12 (A)(B)	5,475	5,475
Massachusetts State, Development Finance Agency, Marine Biological Lab Project, RB
0.180%, 06/07/12 (A)(B)	1,150	1,150
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.160%, 06/07/12 (A)(B)	1,425	1,425
Merrimack Valley, Regional Transit Authority, RB
1.250%, 06/22/12	4,590	4,591
Worcester, Regional Transit Authority, RB
1.250%, 06/22/12	11,000	11,001
Worcester, TRAN
1.250%, 11/08/12	7,297	7,306

		30,948

Michigan — 4.3%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.250%, 06/01/12 (B)	8,000	8,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan State, Housing Development Authority, Ser A, RB, FNMA
0.190%, 06/07/12 (B)	$2,700	$2,700
Michigan State, Strategic Fund, Consumers Energy Project, RB
0.150%, 06/06/12 (A)(B)	11,000	11,000
Michigan State, Strategic Fund, Kalamazoo Christian School Project, RB
0.229%, 06/07/12 (A)(B)	3,300	3,300
University of Michigan, Ser A, RB
0.140%, 06/07/12 (B)	6,200	6,200
University of Michigan, Ser B, RB
0.120%, 06/01/12 (B)	6,800	6,800

		38,000

Minnesota — 2.0%
Blaine, Industrial Development Authority, Supervalu Project, RB
0.190%, 06/06/12 (A)(B)	2,255	2,255
Minnanoka, North Suburban Hospital District, Health Care Project, RB
0.220%, 06/06/12 (A)(B)	875	875
Minneapolis, Revenue Authority, Minnehaha Academy Project, RB
0.220%, 06/01/12 (A)(B)	5,859	5,859
Minneapolis, Revenue Authority, People Serving People Project, Ser A, RB
0.220%, 06/01/12 (A)(B)	795	795
Minnesota State, Higher Education Facilities Authority, Concordia University at St. Paul, Ser 6Q, RB
0.180%, 06/01/12 (A)(B)	5,000	5,000
Woodbury, Saint Ambrose Project, RB
0.330%, 06/06/12 (A)(B)	3,500	3,500

		18,284

Mississippi — 0.3%
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB
0.550%, 06/01/12 (A)(B)	2,500	2,500

Missouri — 1.0%
Kansas City, Industrial Development Authority, RB
0.220%, 06/01/12 (B)	6,000	6,000
Missouri State, Health & Educational Facilities Authority, De Smet Jesuit High School Project, RB
0.220%, 06/01/12 (A)(B)	100	100

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Missouri State, Public Utilities Commission, RB
1.000%, 07/15/12	$3,050	$3,050
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.200%, 06/07/12 (A)(B)	100	100

		9,250

Nebraska — 2.3%
Central Plains, Energy Project No. 2, RB
0.180%, 06/07/12 (B)	17,515	17,515
Norfolk, Industrial Development Revenue Authority, Supervalu Project, RB
0.190%, 06/06/12 (A)(B)	2,800	2,800

		20,315

New Hampshire — 1.7%
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser A, RB
0.150%, 06/07/12 (A)(B)	10,200	10,200
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.150%, 06/07/12 (A)(B)	2,355	2,355
New Hampshire State, Health & Education Facilities Authority, RB
0.170%, 06/06/12 (A)(B)	2,600	2,600

		15,155

New Jersey — 1.4%
Borough of Monmouth Beach, TRAN
1.250%, 10/04/12	2,733	2,734
Harmony Township, TRAN
1.250%, 05/02/13	3,540	3,544
New Jersey State, Economic Development Authority, Jewish Community Center Project, RB
0.430%, 06/06/12 (A)(B)	2,085	2,085
Township of Little Egg Harbor, TRAN
1.250%, 02/08/13	4,296	4,300

		12,663

New York — 8.3%
Albany, Industrial Development Agency, Research Foundation of the State University of New York Project, Ser A, RB
0.330%, 06/07/12 (B)	3,400	3,400

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Board of Cooperative Educational Services, RB
1.500%, 06/22/12	$4,000	$4,000
Campbell-Savona, Central School District, TRAN
1.100%, 06/22/12	3,875	3,875
Forest City, New Rochelle, Revenue Bond Certificate Trust, RB
0.240%, 06/07/12 (A)(B)	3,705	3,705
Greater Southern Tier, Board of Cooperative Educational Services District, RB
1.350%, 06/29/12	15,800	15,801
Hornell City, School District, BAN
1.250%, 06/29/12	5,970	5,971
New York City, Industrial Development Agency, MSMC Realty Project, RB
0.180%, 06/06/12 (A)(B)	350	350
New York City, Municipal Water Finance Authority, Sub-Ser B-2, RB
0.140%, 06/07/12 (B)	1,200	1,200
New York State, Dormitory Authority, Ser 11559, RB
0.190%, 06/07/12 (B)	3,500	3,500
New York State, Dormitory Authority, Wagner College Project, RB
0.160%, 06/06/12 (A)(B)	6,760	6,760
Putnam County, Industrial Development Agency, Ser A, RB
0.160%, 06/07/12 (A)(B)	2,700	2,700
Schenectady, TRAN
1.200%, 05/17/13	22,102	22,144
Triborough Bridge & Tunnel Authority, Sub-Ser B-3, RB
0.240%, 06/07/12 (B)	300	300

		73,706

North Carolina — 4.7%
BB&T Municipal Trust, Ser 1021, RB
0.270%, 06/07/12 (A)(B)	6,535	6,535
BB&T Municipal Trust, Ser 1027, RB
0.270%, 06/07/12 (A)(B)	6,285	6,285
BB&T Municipal Trust, Ser 1037, RB
0.340%, 06/07/12 (A)(B)	4,825	4,825
North Carolina State, Medical Care Commission, Ser B, RB
0.120%, 06/01/12 (B)	23,725	23,725

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Medical Care Commission, Sisters of Mercy Services Project, RB
0.190%, 06/07/12 (A)(B)	$120	$120

		41,490

Ohio — 2.2%
American Municipal Power, RB
1.250%, 10/25/12	6,369	6,375
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.180%, 06/07/12 (A)(B)	5,765	5,765
Hamilton County, Economic Development Authority, Cincinnati Symphony Orchestra Project, RB
0.230%, 06/07/12 (A)(B)	2,635	2,635
Montgomery County, Benjamin & Marian Project, Ser B, RB
0.229%, 06/07/12 (A)(B)	2,400	2,400
Ohio State University, Ser B, RB
0.160%, 06/06/12 (B)	100	100
Summit County, Port Authority, Barberton YMCA Project, RB
0.230%, 06/06/12 (A)(B)	2,380	2,380

		19,655

Oregon — 0.8%
Oregon State, GO
0.180%, 06/06/12 (B)	7,500	7,500

Pennsylvania — 7.0%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.180%, 06/07/12 (A)(B)	1,000	1,000
BB&T Municipal Trust, Ser 2061, RB, FSA
0.190%, 06/07/12 (B)	4,365	4,365
Delaware County, Industrial Development Authority, Ser G, RB
0.160%, 06/06/12 (B)	5,300	5,300
Erie, School District, TRAN
2.000%, 06/30/12	9,230	9,235
Hazleton, Industrial Development Authority, MMI Preparatory School Project, RB
0.180%, 06/07/12 (A)(B)	1,600	1,600
New Castle Area, Hospital Authority, RB
0.180%, 06/07/12 (A)(B)	4,820	4,820

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Northampton County, Higher Education Authority, Ser A, RB
0.170%, 06/07/12 (B)	$4,075	$4,075
Pennsylvania State, Economic Development Financing Authority, RB
0.220%, 06/01/12 (A)(B)	9,175	9,175
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I-5, RB
0.180%, 06/07/12 (A)(B)	3,200	3,200
RBC Municipal Products Trust, Ser C-15, RB
0.180%, 06/07/12 (A)(B)	4,000	4,000
RBC Municipal Products Trust, Ser E-16, RB
0.180%, 06/07/12 (A)(B)	9,800	9,800
RBC Municipal Products Trust, Ser E-31, RB
0.180%, 06/07/12 (A)(B)	4,000	4,000
West Cornwall Township, Municipal Authority, Senior Living Facility, Lebanon Valley, RB
0.160%, 06/07/12 (A)(B)	1,820	1,820

		62,390

Rhode Island — 0.1%
Town of Cumberland, Ser 1, TRAN
1.750%, 06/15/12	1,290	1,291

South Carolina — 0.4%
Piedmont Municipal Power Agency, Ser C, RB
0.140%, 06/07/12 (A)(B)	3,600	3,600

South Dakota — 2.0%
South Dakota State, Housing Development Authority, Ser A, RB
0.150%, 06/07/12 (B)	13,900	13,900
Watertown, Industrial Development Revenue Authority, Supervalu Project, RB
0.190%, 06/06/12 (A)(B)	3,900	3,900

		17,800

Tennessee — 2.2%
Municipal Energy Acquisition, Ser 1579, RB
0.420%, 06/04/12 (A)(B)	20,000	20,000

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas — 5.7%
City of Austin, Water & Wastewater System Revenue, RB
0.170%, 06/07/12 (A)(B)	$19,920	$19,920
Eclipse Funding Trust, Solar Eclipse, El Paso, Ser 2006-0071, GO
0.170%, 06/07/12 (A)(B)	3,900	3,900
McKinney, Independent School District, Ser 26TP, GO
0.180%, 06/07/12 (B)	9,935	9,935
Red River, Education Financing Revenue, RB
0.190%, 06/06/12 (B)	15,000	15,000
Travis County, Housing Finance, Ser A, RB, FNMA
0.180%, 06/06/12 (B)	2,175	2,175

		50,930

Utah — 0.8%
Box Elder County, Nucor Project, RB
0.266%, 06/05/12 (B)	2,300	2,300
Lehi City, Electric Utility Revenue Authority, RB
0.230%, 06/07/12 (A)(B)	4,700	4,700
Murray, IHC Health Services Project, Ser C, RB
0.200%, 06/07/12 (B)	290	290

		7,290

Vermont — 0.4%
Vermont State, Educational & Health Buildings Financing Agency, Ser A, RB
0.150%, 06/07/12 (A)(B)	3,585	3,585

Virginia — 0.5%
Chesterfield County, Economic Development Authority, Ser A, RB
0.220%, 06/07/12 (B)	990	990
Russell County, Industrial Development Authority, Ser B, RB
0.170%, 06/06/12 (A)(B)	3,500	3,500

		4,490

Washington — 2.9%
Eclipse Funding Trust, RB
0.180%, 06/01/12 (A)(B)	10,445	10,445

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tacoma, Regional Water Supply System, Merlots, Ser B05, RB, NATL
0.200%, 06/06/12 (B)	$7,695	$7,695
Washington State, Health Care Facilities Authority, Ser 11723, RB
0.330%, 06/07/12 (B)	7,310	7,310
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.220%, 06/01/12 (A)(B)	400	400

		25,850

West Virginia — 1.1%
Cabell County, Building Commission, Pressley Ridge Schools Project, RB
0.239%, 06/07/12 (A)(B)	1,230	1,230
Charleston, Building Commission Parking Facilities Authority, Charleston Town Center Parking Project, Ser A, RB
0.300%, 06/06/12 (A)(B)	4,945	4,945
Parkersburg, Industrial Development Authority, B-H Association Project, RB
0.220%, 06/07/12 (A)(B)	3,500	3,500

		9,675

Wisconsin — 1.8%
Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.220%, 06/01/12 (A)(B)	1,200	1,200
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.150%, 06/07/12 (A)(B)	6,465	6,465
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.290%, 06/07/12 (B)	6,930	6,930
Wisconsin State, Public Power Authority, Putters, Ser 1232, RB, AMBAC
0.220%, 06/07/12 (B)	1,105	1,105

		15,700

Multi-State — 1.2%
BB&T Municipal Trust, Ser 1010, RB
0.220%, 06/07/12 (A)(B)	2,630	2,630

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BB&T Municipal Trust, Ser 1039, RB
0.270%, 06/07/12 (A)(B)	$5,995	$5,995
BB&T Municipal Trust, Ser 2031, RB, AGM
0.160%, 06/07/12 (B)	1,000	1,000
BB&T Municipal Trust, Ser 2036, RB
0.160%, 06/07/12 (B)	700	700

		10,325

Total Municipal Bonds (Cost $882,422) ($ Thousands)		882,422

Total Investments — 98.9% (Cost $882,422) ($ Thousands)†		$882,422

Percentages are based on Net Assets of $891,849 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of May 31, 2012, all of the Fund’s investments are Level 2 in accordance with ASC 820.

During the period ended May 31, 2012 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.8%

Alabama — 1.1%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/18	$105	$123
5.000%, 06/01/19	1,385	1,635
5.000%, 06/01/20	720	851
Alabama State, Public School & College Authority, Capital Improvement Project, Ser B, RB
Callable 05/01/13 @ 103
5.000%, 05/01/14	5,000	5,360
Birmingham, Water Works Board, RB
5.000%, 01/01/21	1,000	1,191
Mobile, Industrial Development Board of Pollution, Barry Power Project, Ser B, RB
4.875%, 06/01/34 (A)	1,500	1,550

		10,710

Alaska — 1.6%
Alaska State, Energy & Power Authority, Bradley Lake Project, Ser 4, RB, AGM
6.000%, 07/01/14	2,920	3,175
Alaska State, Housing Finance Authority, Ser B, RB, NATL
Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,221
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	4,083
Valdez, Marine Terminal Revenue, BP Pipeline Project, Ser B, RB
5.000%, 01/01/21	1,705	2,018
Valdez, Marine Terminal Revenue, RB
5.000%, 01/01/21	1,050	1,242

		15,739

Arizona — 4.1%
Apache County, Industrial Development Authority, Ser A, RB
Callable 03/01/22 @ 100
4.500%, 03/01/30	1,275	1,295
Arizona State, Agricultural Improvement & Power Authority, Salt River Project, Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/25 (B)	4,000	4,109

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
Callable 01/01/17 @ 100
5.000%, 01/01/18	$4,500	$5,174
Arizona State, School Facilities Board, Ser 2005, RB
Callable 07/01/15 @ 100
5.000%, 07/01/16	1,670	1,890
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	1,525	1,789
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 03/01/12 (A)	3,690	4,184
Phoenix, Civic Improvement, Junior Lien, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/26	3,500	3,942
Phoenix, Civic Improvement, Junior Lien, Ser Junior Lien, RB, NATL
Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,311
Pima County, Industrial Development Authority, Ser A, RB
5.125%, 07/01/15	905	930
Pima County, Sewer System Authority, RB, AGM
Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,340
Pima County, Unified School District, GO, AGM
Pre-Refunded @ 100
4.750%, 07/01/14 (B)	1,025	1,028
Salt River Project, Agricultural Improvement & Power District, Ser A, RB
Callable 12/01/21 @ 100
5.000%, 12/01/27	2,500	3,009
Salt River Project, Agricultural Improvement & Power District, Ser A, RB
Callable 01/01/19 @ 100
5.000%, 01/01/25	2,295	2,662
Salt Verde Financial, RB
5.250%, 12/01/24	1,330	1,450
Tuscon, Water System Revenue, Ser A, RB
5.000%, 07/01/18	4,000	4,856

		40,969

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arkansas — 0.4%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	$1,535	$1,932
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,932

		3,864

California — 12.5%
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,410	4,064
California State, Communities Development Authority, RB
Callable 12/01/17 @ 100
5.250%, 12/01/27	1,625	1,671
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/19	4,000	4,957
California State, Economic Recovery, Ser A, GO
Callable 07/01/19 @ 100
5.250%, 07/01/21	1,745	2,112
5.000%, 07/01/20	5,000	6,047
California State, GO
Callable 02/01/22 @ 100
5.000%, 02/01/31	580	645
California State, GO
Callable 04/01/19 @ 100
5.500%, 04/01/21	5,000	5,970
California State, GO
Callable 10/01/19 @ 100
5.250%, 10/01/21	4,130	4,913
California State, GO
Callable 10/01/12 @ 100
6.250%, 10/01/19	480	489
California State, GO
5.000%, 03/01/17	2,675	3,116
5.000%, 10/01/18	3,000	3,585
5.000%, 02/01/20	2,000	2,393
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/28	1,750	2,012
California State, Health Facilities Financing Authority, Ser B, RB
Callable 08/15/20 @ 100
5.250%, 08/15/23	1,535	1,852
California State, Public Works Board, Ser D, RB
Callable 12/01/21 @ 100
5.250%, 12/01/25	4,185	4,672

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, University Revenue, Ser A, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	$5,000	$6,005
Golden State, Tobacco Securitization Project, Capital Appreciation Project, Ser A, RB, AMBAC
Callable 06/01/18 @ 100
4.600%, 06/01/23	3,500	3,651
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 06/20/12 @ 100
5.000%, 06/01/20	1,000	1,001
Golden State, Tobacco Securitization Project, Ser A-1, RB
Pre-Refunded @ 100
6.750%, 06/01/13 (B)	1,500	1,595
Imperial, Irrigation & Electric District, RB
Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,205
5.250%, 11/01/20	1,000	1,188
Lammersville, School District No. 2002, Mountain House Project, SAB
Callable 09/01/16 @ 100
5.125%, 09/01/35	1,000	964
Los Angeles County, COP
5.000%, 09/01/21	375	443
5.000%, 03/01/22	625	739
5.000%, 09/01/22	570	675
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,609
Los Angeles, Department of Water & Power, Ser A, RB
5.000%, 07/01/21	1,650	2,073
Los Angeles, Harbor Department, Ser A, AMT, RB
5.000%, 08/01/21	1,180	1,438
Los Angeles, Unified School District, Election 1997 Project, Ser F, GO, FGIC
Pre-Refunded @ 100
5.000%, 07/01/21 (B)	1,875	1,970
Los Angeles, Wastewater Authority, Sub-Ser A, RB
Callable 06/01/20 @ 100
5.000%, 06/01/22	2,025	2,433
Los Angeles, Wastewater System Revenue, Sub-Ser A, RB
5.000%, 06/01/18	2,740	3,345

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Northern California Power Agency, RB
Callable 07/01/22 @ 100
5.000%, 07/01/28	$1,845	$2,129
Roseville Westpark, Community Facilities District No. 1, SAB
Callable 09/01/12 @ 103
5.200%, 09/01/26	1,000	1,021
Sacramento County, Airport Systems Project, Sub-Ser D, RB
Callable 07/01/18 @ 100
5.500%, 07/01/28	1,345	1,524
San Diego County, Water Authority, Ser B, RB
Callable 05/01/21 @ 100
5.000%, 05/01/28	2,500	2,916
San Diego, Public Facilities Financing Authority Water Revenue, Sub-Ser A, RB
5.000%, 08/01/18	1,750	2,153
San Diego, Public Facilities Financing Authority, Ser A, RB
Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,820
San Francisco City & County, Airports Commission, AMT, RB
5.250%, 05/01/18	3,500	4,139
San Francisco City & County, Public Utilities Commission, Ser B, RB
Callable 11/01/19 @ 100
5.000%, 11/01/26	2,500	2,864
San Francisco City & County, Public Utilities Commission, Sub- Ser D, RB
Callable 11/01/21 @ 100
5.000%, 11/01/27	3,685	4,288
Sonoma-Marin Area, Rail Transit District, Ser A, RB
5.000%, 03/01/19	1,000	1,211
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 01/01/20 @ 100
5.000%, 07/01/22	3,050	3,633
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,602
University of California, Ser Q, RB
Callable 05/15/17 @ 101
5.250%, 05/15/23	4,000	4,662

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Upland, San Antonio Community Hospital Project, COP
Callable 01/01/21 @ 100
6.000%, 01/01/26	$3,265	$3,836

		123,630

Colorado — 0.7%
Colorado State, Health Facilities Authority, Boulder Community Hospital Project, RB
5.000%, 10/01/16	3,000	3,380
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Sub-Ser C, RB
4.875%, 08/01/13	35	35
Denver, Department of Aviation, Ser A, AMT, RB
5.500%, 11/15/19	2,500	3,026

		6,441

Connecticut — 0.8%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A-1, RB
Callable 07/01/18 @ 100
5.000%, 07/01/25	3,500	4,124
Connecticut State, Transportation Infrastructure Authority, Second Lien, Ser 1, SAB
5.000%, 02/01/16	3,000	3,460
Connecticut State, Transportation Infrastructure Authority, Ser B, SAB
6.125%, 09/01/12	390	395

		7,979

Delaware — 1.0%
Delaware State, Transportation Authority, RB
5.000%, 07/01/18	5,000	6,123
Delaware State, Transportation Authority, Ser A, RB
5.000%, 07/01/17	3,500	4,200

		10,323

Florida — 8.5%
Broward County, Airport System Authority, Ser L, RB, AMBAC
Callable 10/01/14 @ 100
5.000%, 10/01/16	3,500	3,793
Broward County, Port Facilities Revenue, Ser B, AMT, RB
5.000%, 09/01/21	2,500	2,773

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	$5,000	$5,731
Citizens Property Insurance, Coastal Account, Ser Senior A-1, RB
5.000%, 06/01/19	2,000	2,276
Citizens Property Insurance, Secured High Risk Account, Ser A, RB, NATL
5.000%, 03/01/14	2,500	2,663
Citizens Property Insurance, Secured High Risk Account, Ser A-1, RB
6.000%, 06/01/16	5,000	5,755
5.500%, 06/01/17	2,000	2,303
5.250%, 06/01/17	2,815	3,209
Clearwater, Water & Sewer Authority, Ser B, RB
5.000%, 12/01/15	2,580	2,911
Florida State, Board of Education, Ser D, GO
Callable 06/01/21 @ 100
5.000%, 06/01/24	3,550	4,299
Florida State, Department of Transportation, Ser A, GO
5.000%, 07/01/20	1,500	1,877
Florida State, Higher Educational Facilities Financial Authority, Ser A, RB
5.000%, 04/01/17	1,250	1,413
Florida State, Hurricane Catastrophe Fund, Ser A, RB
5.000%, 07/01/16	2,250	2,560
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	4,068
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	6,390
Gulf Breeze, Miami Beach Local Government Project, Ser E, RB, FGIC
5.000%, 12/01/20	1,465	1,497
Hillsborough County, SAB, NATL-RE FGIC
5.000%, 03/01/16	3,375	3,692
Hillsborough County, School Board, COP, NATL
5.000%, 07/01/16	1,290	1,445
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	3,168

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lakeland, Ser B, RB, AGM
5.000%, 10/01/18	$2,500	$2,929
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB, AMBAC
Pre-Refunded @ 100
5.000%, 04/01/14 (B)	4,500	4,875
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,290
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,691
Orlando, Aviation Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/15	3,500	3,957
Orlando, Utilities Commission, Ser C, RB
5.000%, 10/01/14	2,100	2,304
Tampa, Solid Waste Systems Authority, AMT, RB, AGM
5.000%, 10/01/15	1,500	1,681

		83,550

Georgia — 2.3%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Callable 11/01/19 @ 100
6.000%, 11/01/21	5,000	6,207
6.000%, 11/01/25	1,950	2,337
Georgia State, Housing & Finance Authority, Single-Family Mortgage Project, Sub-Ser B-4, AMT, RB
Callable 07/05/12 @ 100
5.250%, 06/01/20	1,820	1,824
Georgia State, Private Colleges & Universities Authority, Emory University Project, Ser A, RB
5.000%, 09/01/16	2,500	2,930
Georgia State, Private Colleges & Universities Authority, Ser A, RB
Callable 10/01/21 @ 100
5.250%, 10/01/27	880	954
Gwinnett County, Development Authority, Public Schools Project, COP, NATL
Pre-Refunded @ 100
5.250%, 01/01/14 (B)	2,000	2,154
Gwinnett County, School District, GO
Pre-Refunded @ 100
5.000%, 02/01/18 (B)	3,080	3,775

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2012

Description	Face Amount ($Thousands)	Value ($Thousands)

Marietta, Development Authority, Life University Project, RB
Callable 06/15/18 @ 100
6.250%, 06/15/20	$1,055	$1,092
Richmond County, Board of Education, GO
5.000%, 10/01/17	1,600	1,930

		23,203

Guam — 0.2%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	750	794
Territory of Guam, Ser B-1, RB
Callable 01/01/22 @ 100
5.000%, 01/01/32	1,005	1,096

		1,890

Hawaii — 0.4%
Honolulu City & County, Board of Water Supply, Ser B, AMT, RB, NATL
5.000%, 07/01/15	1,000	1,115
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB
Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	2,993

		4,108

Idaho — 0.3%
Boise State, University, Ser A, RB
4.000%, 04/01/21	575	660
4.000%, 04/01/22	485	557
Idaho State, Building Authority, Ser F, RB
5.000%, 09/01/23	1,000	1,216
Idaho State, Building Authority, Ser G, RB
5.000%, 09/01/23	60	73
Idaho State, Housing & Finance Association, Single-Family Mortgage Project, Ser C, AMT, RB
Callable 07/05/12 @ 100
5.600%, 01/01/21	90	91

		2,597

Illinois — 4.0%
Chicago, Airport Authority, O’Hare International Airport Project, Third Lien, Ser B, RB
5.000%, 01/01/17	2,500	2,911

Description	Face Amount ($Thousands)	Value ($Thousands)

Chicago, Metropolitan Water Reclamation District, Ser B, GO
Callable 12/01/21 @ 100
5.000%, 12/01/31	$2,500	$2,879
Chicago, Ser A, GO, AGM
Callable 01/01/15 @ 100
5.000%, 01/01/17	2,500	2,747
Chicago, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 01/01/14 (B)	2,590	2,779
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB
5.000%, 05/15/16	2,000	2,231
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/21 @ 100
5.000%, 10/01/30	1,000	1,176
Illinois State, GO
Callable 08/01/22 @ 100
5.000%, 08/01/24	1,150	1,269
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,695	3,129
5.000%, 06/01/15	2,975	3,284
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/16 @ 100
6.250%, 06/01/24	3,500	3,905
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
5.500%, 06/01/23	2,600	2,994
Illinois State, Regional Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 07/01/23	2,095	2,612
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	3,328
Illinois State, Toll Highway Authority, Ser A-1, RB
Callable 01/01/20 @ 100
5.000%, 01/01/25	2,250	2,538
Northern Illinois University, RB, AGM
5.000%, 04/01/17	1,285	1,442

		39,224

Indiana — 1.4%
Indiana State, Finance Authority, Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	3,000	3,463

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Finance Authority, Ser S, RB
Callable 02/01/22 @ 100
5.000%, 02/01/29	$1,000	$1,068
Indiana University, Student Fee Project, Ser S,RB
Callable 08/01/18 @ 100
5.000%, 08/01/19	2,000	2,432
Indianapolis, Airport Authority, Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,172
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM
Callable 08/15/20 @ 100
5.000%, 08/15/23	3,315	3,838
Whiting, Environmental Facilities Revenue, BP Products North America Project, RB
5.000%, 01/01/16	525	589

		13,562

Iowa — 0.4%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	2,250	2,415
Iowa State, Finance Authority, RB
Callable 08/01/21 @ 100
5.000%, 08/01/24	1,500	1,837

		4,252

Kansas — 0.2%
Wyandotte County, Kansas City Unified Government, Sub-Ser B, RB
6.070%, 06/01/21 (C)	3,315	2,267

Louisiana — 0.8%
Louisiana State, Citizens Property Insurance, Ser C-2, RB, AGM
Callable 06/01/18 @ 100
6.750%, 06/01/26	3,600	4,291
New Orleans, Aviation Board, Ser B-2, AMT, RB, AGM
5.000%, 01/01/13	1,735	1,770
Saint Charles Parish, RB
0.000%, 12/01/40 (A)	2,005	2,005

		8,066

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland — 3.0%
Maryland State, Department of Transportation, Port Administration Facilities Project, AMT, COP, AMBAC
5.250%, 06/15/14	$1,335	$1,442
Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	1,990	2,123
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,639
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	3,049
Maryland State, GO
5.000%, 03/01/18	3,500	4,285
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 07/01/22 @ 100
5.000%, 07/01/30	1,165	1,363
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	5,128
Montgomery County, Ser A, GO
5.000%, 07/01/17	3,695	4,469
Montgomery County, Ser A, GO
Callable 07/01/19 @ 100
5.000%, 07/01/21	5,000	6,129

		29,627

Massachusetts — 3.4%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	2,750	3,509
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/22 @ 100
5.000%, 05/01/29	1,000	1,188
Massachusetts State, Development Finance Agency, Ser L, RB
Callable 07/01/21 @ 100
5.000%, 07/01/26	2,000	2,345
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/20	2,765	3,128

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Federal Highway Project, Ser A, GAN, AGM
5.000%, 12/15/14	$5,000	$5,572
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/14	2,395	2,593
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	2,053
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	3,000	3,719
Massachusetts State, Water Pollution Abatement Authority, Ser 1, RB
5.000%, 08/01/15	2,770	3,158
5.000%, 08/01/16	2,250	2,653
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/15	2,895	3,294

		33,212

Michigan — 1.9%
Detroit, Sewer Disposal Revenue Authority, Senior Lien, Ser C-1, RB
Callable 07/01/19 @ 100
6.500%, 07/01/24	4,000	4,815
Detroit, Water Supply System Revenue, Ser A, RB
Callable 07/01/21 @ 100
5.250%, 07/01/27	1,385	1,474
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/17	1,200	1,392
Michigan State, Finance Authority, RB
5.000%, 06/01/17	1,000	1,113
Michigan State, Ser A, GO
5.000%, 11/01/19	2,000	2,420
Michigan State, Strategic Fund, Dow Chemical Project, Ser B-2, RB
6.250%, 06/01/14	3,000	3,302
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser Junior Lien, AMT, RB, NATL-RE FGIC
Callable 12/01/17 @ 100
5.000%, 12/01/22	1,500	1,583

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wayne County, Airport Authority, Ser A, AMT, RB
5.000%, 12/01/16	$2,500	$2,761

		18,860

Minnesota — 2.5%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,965
Minnesota State, Municipal Power Agency, RB
Callable 10/01/15 @ 100
5.250%, 10/01/21	1,000	1,090
Minnesota State, Tobacco Securitization Authority, Ser B, RB
Callable 03/01/22 @ 100
5.250%, 03/01/31	1,085	1,201
Minnesota State, Tobacco Securitization Authority, Ser B, RB
5.000%, 03/01/21	1,495	1,726
5.000%, 03/01/22	4,275	4,965
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (A)	1,575	1,818
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/38 (A)	1,535	1,846
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,966
University of Minnesota, Ser A, RB, GO
5.000%, 12/01/17	2,520	3,045

		24,622

Mississippi — 0.1%
Mississippi State, Business Finance Commission, Ser H, RB
Callable 07/02/12 @ 100
0.180%, 11/01/35 (A)	500	500

Missouri — 0.9%
Missouri State, Highway & Transportation Commission, Second Lien, RB
Callable 05/01/17 @ 100
5.250%, 05/01/19	2,200	2,638
5.250%, 05/01/23	1,290	1,529

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Missouri State, Joint Municipal Electric Utility Commission, Iatan 2 Project, Ser A, RB, AMBAC
5.000%, 01/01/15	$2,000	$2,192
St. Louis, Airport Authority, Lambert International Airport Project, Ser A-1, RB
Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,890

		9,249

Nebraska — 0.7%
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/22 @ 100
5.000%, 01/01/29	2,000	2,316
Omaha, Public Power District, Ser B, RB
Callable 02/01/21 @ 100
5.000%, 02/01/27	4,015	4,771

		7,087

Nevada — 0.4%
Clark County, Airport Authority, Sub Lien, Ser C, RB, AGM
Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	3,189
Henderson, Local Improvement Districts, Ser T-18, SAB
Callable 09/01/12 @ 103
5.300%, 09/01/35	1,980	1,248

		4,437

New Jersey — 3.0%
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	1,450	1,608
New Jersey State, Economic Development Authority, RB
5.000%, 06/15/20	3,755	4,339
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15	3,110	3,553
New Jersey State, Economic Development Authority, Ser EE, RB
5.000%, 09/01/18	3,500	4,208
New Jersey State, Equipment Lease & Purchase Project, Ser A, COP
5.000%, 06/15/14	2,500	2,699

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Ser N, GO, NATL-RE FGIC
5.500%, 07/15/18	$5,000	$6,220
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB
Callable 06/01/17 @ 100
4.500%, 06/01/23	1,825	1,715
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/21 @ 100
5.500%, 06/15/31	4,770	5,579

		29,921

New Mexico — 0.7%
Jicarilla, Apache Nation Reservation, Ser A, RB
5.000%, 09/01/13	2,025	2,106
New Mexico State, Ser A, RB
5.000%, 07/01/15	4,270	4,851

		6,957

New York — 11.2%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.500%, 07/15/30	3,500	4,005
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,654
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/16	2,000	2,340
New York & New Jersey, Port Authority, JFK International Air Terminal Project, Ser 8, RB
Callable 12/01/15 @ 100
6.500%, 12/01/28	3,500	3,775
New York & New Jersey, Port Authority, Ser 131st, AMT, RB
Callable 06/15/13 @ 101
5.000%, 12/15/13	1,550	1,638
New York & New Jersey, Port Authority, Ser 146, AMT, RB, AGM
Callable 12/01/16 @ 100
5.000%, 12/01/17	5,000	5,731
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	2,325	2,997

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/19	$2,750	$3,247
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	2,000	2,108
New York City, Municipal Water Finance Authority, Ser B, RB, AGM
Callable 06/15/14 @ 100
5.000%, 06/15/15	3,000	3,278
New York City, Municipal Water Finance Authority, Ser B, RB, AMBAC
Callable 12/15/14 @ 100
5.000%, 06/15/21	1,385	1,540
New York City, Ser B, GO
5.000%, 08/01/17	2,000	2,384
New York City, Ser E, GO
Callable 08/01/19 @ 100
5.000%, 08/01/21	3,125	3,747
5.000%, 08/01/22	2,000	2,369
New York City, Ser F, GO
Callable 02/01/22 @ 100
5.000%, 08/01/28	2,500	2,951
New York City, Ser K, GO
Callable 08/01/15 @ 100
5.000%, 08/01/21	5,000	5,603
New York City, Sub-Ser A-7, GO
Callable 07/01/12 @ 100
0.190%, 08/01/20 (A)(D)	4,200	4,200
New York City, Sub-Ser E5, GO
Callable 07/01/12 @ 100
0.190%, 08/01/16 (A)(D)	4,600	4,600
New York City, Transitional Finance Authority Future, Tax Secured Revenue, Sub-Ser A-1, RB
5.000%, 11/01/20	1,250	1,565
New York City, Transitional Finance Authority Future, Tax Secured Revenue, Sub-Ser B, RB
Callable 02/01/21 @ 100
5.000%, 02/01/23	2,500	3,053
5.000%, 02/01/24	2,250	2,711
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser B, RB
Callable 05/01/17 @ 100
5.000%, 11/01/18	2,815	3,332

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Trust for Cultural Resources, Whitney Museum Project, RB
Callable 01/01/21 @ 100
5.000%, 07/01/21	$1,320	$1,558
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,842
New York State, Dormitory Authority, RB
Callable 05/15/22 @ 100
5.000%, 05/15/23	970	1,192
New York State, Dormitory Authority, Ser 1, RB
Callable 01/01/22 @ 100
5.000%, 07/01/23	610	740
New York State, Dormitory Authority, Ser 1, RB
5.000%, 07/01/21	250	307
New York State, Dormitory Authority, Ser A, RB
Callable 05/01/21 @ 100
5.000%, 05/01/23	2,135	2,492
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/18	2,530	3,039
New York State, Dormitory Authority, Ser B, RB, XLCA
5.250%, 07/01/32 (A)	4,275	4,491
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, NATL
5.500%, 05/15/13	1,580	1,605
New York State, Environmental Facilities Authority, Ser 2, RB
5.750%, 06/15/12	190	190
New York State, Environmental Facilities Authority, Ser B, RB
Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,893
New York State, Local Government Assistance, Sub-Ser 2003A, RB
5.000%, 04/01/17	2,000	2,390
5.000%, 04/01/18	5,000	6,090
New York State, Tobacco Settlement Authority, RB
Callable 06/01/13 @ 100
5.500%, 06/01/20	1,615	1,698
New York State, Urban Development Authority, Personal Income Tax, Ser A-1, RB
5.000%, 12/15/16	2,000	2,373

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Triborough, Bridge & Tunnel Authority, Ser A, RB
Callable 01/01/22 @ 100
5.000%, 01/01/23	$2,500	$3,094
Triborough, Bridge & Tunnel Authority, Sub-Ser B-3, RB
Callable 11/15/15 @ 100
5.000%, 11/15/38 (A)	2,250	2,531
Troy, Capital Resource, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,779

		111,132

North Carolina — 1.2%
Guilford County, Ser A, GO
4.000%, 03/01/15	2,990	3,284
North Carolina State, Medical Care Commission, First Mortgage- Presbyterian Homes Project, RB
Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,381
North Carolina State, Ser C, GO
5.000%, 05/01/22	2,050	2,643
North Carolina State, Ser C, RB
Callable 05/01/21 @ 100
5.000%, 05/01/30	1,335	1,545
University of North Carolina at Chapel Hill, RB
Callable 12/01/17 @ 100
5.000%, 12/01/31	1,650	1,855

		11,708

Ohio — 3.1%
Cleveland, Airport System Revenue, Ser A, RB
Callable 01/01/22 @ 100
5.000%, 01/01/28	780	849
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/20	2,000	2,249
Kent State University, Ser B, RB, AGM
Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,908
Lakewood, Hospital Improvement Authority, Lakewood Hospital Association Project, RB
5.500%, 02/15/13	2,500	2,573
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/20 @ 100
5.750%, 11/15/22	2,500	3,047

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	$2,805	$3,235
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser A, RB
5.700%, 02/01/14	1,665	1,775
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	1,580	1,820
Ohio State, Conservation Projects, Ser A, GO
5.000%, 09/01/15	1,985	2,260
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/18	1,000	1,267
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,409
Ohio State, Water Development Authority, Ser A, RB
Callable 12/01/19 @ 100
5.000%, 12/01/22	3,595	4,378

		30,770

Oklahoma — 0.8%
Tulsa County, Industrial Authority, Ser A, RB
5.000%, 05/15/15	7,500	8,345

Oregon — 0.8%
Oregon State, Department of Administrative Services, Ser A, RB
Callable 04/01/19 @ 100
5.250%, 04/01/26	3,000	3,537
Oregon State, Ser J, GO
Callable 05/01/21 @ 100
5.000%, 05/01/25	2,210	2,690
5.000%, 05/01/26	1,545	1,869

		8,096

Pennsylvania — 5.5%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	1,385	1,500

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Allegheny County, Port Authority, RB
Callable 03/01/21 @ 100
5.000%, 03/01/25	$2,200	$2,494
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB
Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	3,362
Butler County, Hospital Authority, Butler Health Systems Project, RB
Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,842
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB
Callable 08/15/20 @ 100
5.250%, 08/15/30	1,305	1,080
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,422
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB
Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,107
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,803
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB
Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	2,050
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,878
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	5,128
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/21 @ 100
5.250%, 05/01/24	2,680	3,089
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,120	3,866

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	$5,000	$6,050
Pennsylvania, Turnpike Commission, Sub-Ser A, RB
5.000%, 12/01/17	1,000	1,166
Philadelphia, School District, Ser A, GO
5.000%, 06/01/14	4,315	4,681
Philadelphia, School District, Ser E, GO
5.000%, 09/01/18	1,785	2,051
Philadelphia, Water & Wastewater Authority, Ser A, RB
5.000%, 06/15/15	3,650	4,060
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,480

		54,109

Puerto Rico — 4.1%
Puerto Rico Commonwealth, Electric Power Authority, Ser TT, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	2,500	2,787
Puerto Rico Commonwealth, Government Development Board, RB, NATL
Callable 12/01/12 @ 101
4.750%, 12/01/15	3,035	3,107
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser M, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	4,120	4,455
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding for Modernization, Sub-Ser 2008, RB
5.500%, 12/01/15	4,370	4,927
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	1,995	2,002
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12 (E)	5	5

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/16 (B)	$1,235	$1,467
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.250%, 07/01/15	2,200	2,400
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/22 (B)	4,725	4,975
Puerto Rico Commonwealth, Sales Tax Financing, Ser C, RB
Callable 08/01/21 @ 100
5.000%, 08/01/22	910	1,095
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Pre-Refunded @ 100
6.125%, 02/01/14 (B)	45	49
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/23	6,500	7,516
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 02/01/14 @ 100
6.125%, 08/01/29	1,455	1,550
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB
Callable 08/01/20 @ 100
6.500%, 08/01/35	3,500	4,198

		40,533

Rhode Island — 0.0%
Rhode Island State, Housing & Mortgage Finance Authority, Homeownership Opportunity Project, Ser 25-A, RB
Callable 07/05/12 @ 100
4.950%, 10/01/16	385	386

South Carolina — 0.6%
Charleston County, Educational Excellence Finance Authority, Charleston School District Project, RB
Callable 12/01/14 @ 100
5.000%, 12/01/16	3,000	3,318
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16	800	940
6.500%, 01/01/16 (E)	1,020	1,229

		5,487

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tennessee — 0.4%
Memphis, Electric Systems Revenue Authority, Sub-Ser 2010, RB
5.000%, 12/01/17	$1,730	$2,086
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/21 @ 100
5.000%, 07/01/24	1,890	2,193

		4,279

Texas — 8.5%
Aldine, Independent School District, School Building Project, GO
Callable 02/15/18 @ 100
5.000%, 02/15/22	3,805	4,479
Conroe, Independent School District, GO
Callable 02/15/20 @ 100
5.000%, 02/15/26	2,085	2,462
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, AGM
Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,212
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	3,495	3,939
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB
Callable 11/01/16 @ 100
5.000%, 11/01/23	300	335
Fort Worth, Independent School District, GO
5.000%, 02/15/15	2,000	2,238
Harris County, Metropolitan Transit Authority, Ser A, RB
Callable 11/01/21 @ 100
5.000%, 11/01/27	2,500	2,959
5.000%, 11/01/29	3,160	3,700
Houston, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Project, Ser B, RB, AMBAC
5.210%, 09/01/15 (C)	5,500	5,125
Houston, Ser A, GO
Callable 03/01/18 @ 100
5.250%, 03/01/28	4,915	5,696
Houston, Utility System Revenue, Ser D, RB
Callable 11/15/21 @ 100
5.000%, 11/15/29	3,000	3,506

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Houston, Utility Systems Authority, First Lien, Ser A, RB, AGM
5.250%, 11/15/17	$1,775	$2,165
Katy Independent School District, Ser A, GO
5.000%, 02/15/19	3,470	4,266
Lower Colorado, River Authority, Transmission Services Project, RB
Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,303
North East, Independent School District, School Building Project, Ser A, GO
5.000%, 08/01/16	2,000	2,351
North East, Independent School District, School Building Project, Ser A, GO
Callable 08/01/17 @ 100
5.000%, 08/01/23	5,000	5,936
5.000%, 08/01/21	2,000	2,391
North Texas, Thruway Authority, First Tier, Ser A, RB
Callable 01/01/18 @ 100
6.000%, 01/01/24	245	288
North Texas, Thruway Authority, First Tier, Ser E-3, RB
5.750%, 01/01/38 (A)	3,085	3,556
Pasadena, Independent School District, School Building Project, GO
5.000%, 02/15/16	1,000	1,157
San Antonio, Airport Systems Authority, AMT, RB, AGM
6.000%, 07/01/12	1,640	1,647
San Antonio, Airport Systems Authority, AMT, RB, AGM
6.000%, 07/01/12 (E)	405	406
San Antonio, Electric & Gas Authority, Ser A, RB
5.000%, 02/01/14	15	16
Texas A&M University, RB
Callable 07/01/13 @ 100
5.250%, 07/01/16	2,250	2,366
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,733
Texas State, Municipal Power Agency, RB, NATL
4.079%, 09/01/16 (C)(E)	25	24

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Private Activity Bond Surface Transportation, Ser Senior Lien, RB
Callable 06/30/20 @ 100
7.500%, 06/30/33	$1,750	$2,161
Texas State, Private Activity Bond Surface Transportation, Ser Senior Lien, RB
Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,728
Texas State, Transportation Commission Authority, First Tier, Ser A, RB
Callable 04/01/16 @ 100
5.000%, 04/01/17	3,000	3,486
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO
Callable 04/01/17 @ 100
5.000%, 04/01/22	1,600	1,889
University of Houston, Ser A, RB
5.000%, 02/15/21	3,500	4,366

		83,886

Utah — 0.3%
Utah State, Intermountain Power Agency, Sub-Ser A, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/19	2,500	2,897

Vermont — 0.0%
Vermont State, Housing Finance Agency, Single-Family Housing Project, Ser 23, AMT, RB, AGM
Callable 11/01/14 @ 100
5.000%, 05/01/34	155	157

Virginia — 1.8%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,120
Commonwealth of Virginia, Ser A, GO
4.000%, 06/01/15	3,000	3,316
Fairfax County, Ser A, GO
5.000%, 04/01/18	1,630	1,997
Norfolk, Water Revenue, RB
5.000%, 11/01/18	1,340	1,648
University of Virginia, Ser B, RB
Callable 06/01/13 @ 100
5.000%, 06/01/20	240	248
5.000%, 06/01/21	240	248

13	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2012

Description	Face Amount ($Thousands)	Value ($Thousands)

Virginia State, College Building Authority, 21st Century College & Equipment Programs Project, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	$2,000	$2,478
Virginia State, Housing Development Authority, Sub-Ser A-3, AMT, RB
4.400%, 01/01/14	1,950	1,992
4.300%, 07/01/13	1,875	1,906
Virginia State, Ser B, GO
Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,379

		17,332

Washington — 2.6%
FYI Properties, Washington State Disposal Project, RB
5.000%, 06/01/15	4,015	4,465
Port of Seattle, Ser A, RB
Callable 08/01/22 @ 100
5.000%, 08/01/28	2,500	2,923
Port of Seattle, AMT, GO
Callable 06/01/21 @ 100
5.250%, 12/01/21	1,000	1,202
Seattle, Municipal Light & Power Improvement Project, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	2,685	3,298
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.500%, 07/01/15	2,000	2,303
5.000%, 07/01/20	5,000	6,197
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser A, RB
5.000%, 07/01/14	2,120	2,322
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser C, RB
5.000%, 07/01/15	2,250	2,556

		25,266

Wisconsin — 0.3%
Wisconsin State, Ser 1, GO
4.000%, 05/01/15	2,500	2,747

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Wyoming — 0.3%
Laramie County, Hospital Revenue, RB
Callable 05/01/21 @ 100
5.000%, 05/01/27	$1,000	$1,107
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	1,550	1,645

		2,752

Total Municipal Bonds (Cost $902,711) ($ Thousands)		976,728

TAX EXEMPT CORPORATE BOND —0.6%

California — 0.6%
San Manuel Entertainment
Callable 12/01/13 @ 102
4.500%, 12/01/16	6,000	6,197

Total Tax Exempt Corporate Bond (Cost $5,956) ($ Thousands)		6,197

CASH EQUIVALENT — 0.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% (F) *	626,451	626

Total Cash Equivalent (Cost $626) ($ Thousands)		626

Total Investments — 99.5% (Cost $909,293) ($ Thousands)†		$983,551

Percentages are based on Net Assets of $988,646 ($ Thousands).

*	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.

(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Security is escrowed to maturity.

(F)	Rate shown is the 7-day effective yield as of May 31, 2012.

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2012

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

XLCA — XL Capital Assurance

†	At May 31, 2012,the tax basis cost of the Fund’s investments was $909,357 ($ Thousands), and the unrealized appreciation and depreciation were $75,185 ($ Thousands) and $(991) ($ Thousands) respectively.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$976,728	$—	$976,728
Tax Exempt Corporate Bond	—	6,197	—	6,197
Cash Equivalent	626	—	—	626

Total Investments in Securities	$626	$982,925	$—	$983,551

Amounts designated as “—” are $0.

During the period ended May 31, 2012 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

15	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 101.1%

Alabama — 1.9%
Alabama State, 21st Century Authority, Ser A, RB
3.000%, 06/01/14	$1,500	$1,567
Alabama State, Special Care Facilities Financing Authority, Ser A-1, RB
1.500%, 10/01/27 (A)	4,785	4,785
Alabama State, Special Care Facilities Financing Authority, Ser A-2, RB
1.500%, 10/01/27 (A)	1,010	1,010
Chatom, Industrial Development Board Revenue, RB
Callable 08/01/12 @ 100
0.600%, 08/01/37 (A)	1,500	1,500
Chatom, Industrial Development Board Revenue, Ser A, RB
Callable 11/15/12 @ 100
0.600%, 11/15/38 (A)	2,000	2,000
Mobile, Airport Authority, RB
5.500%, 10/01/15	1,420	1,532
Pell City, Special Care Facilities, RB
4.000%, 12/01/14	1,675	1,778

		14,172

Arizona — 1.6%
Arizona State, Health Facilities Authority, Ser A, RB
Callable 02/01/13 @ 100
1.180%, 02/01/42 (A)	1,000	942
Navajo County, Pollution Control Authority, Ser C, RB
5.500%, 06/01/34 (A)	1,150	1,246
Pima County, Unified School District No. 6 Marana, GO, AGM
5.000%, 07/01/13	2,150	2,258
Scottsdale, Industrial Development Authority, Ser F, RB, AGM
0.550%, 09/01/45 (A)	1,000	1,000
University Medical Center, RB
5.250%, 07/01/13	750	786
5.250%, 07/01/14	1,000	1,085
University of Arizona, Ser B, COP, AMBAC
Callable 06/25/12 @ 100
5.125%, 06/01/16	3,725	3,736
Yavapai County, Industrial Development Authority, RB
3.000%, 10/01/13	750	771

		11,824

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arkansas — 0.2%
Fort Smith, Ser 2008, RB
3.875%, 09/01/13	$350	$365
North Little Rock, Electric System Revenue, Ser A, RB, NATL
6.500%, 07/01/15	1,110	1,177

		1,542

California — 10.6%
California State, Communities Development Authority, Ser E, RB, AGM
0.470%, 07/01/40 (A)	2,000	2,000
California State, Communities Development Authority, Ser G, RB
5.250%, 07/01/12	1,200	1,204
California State, Educational Facilities Authority, RB
4.000%, 10/01/13	1,330	1,390
California State, GO
Callable 06/01/17 @ 100
0.300%, 06/01/32 (A)(B)	2,000	2,000
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser C, RB
5.000%, 07/01/37 (A)	2,800	2,810
California State, Infrastructure & Economic Development Bank, RB
Callable 06/04/12 @ 100
0.680%, 04/01/38 (A)	1,000	1,003
California State, School Cash Reserve Program Authority, Ser Y, RB
2.000%, 01/31/13	1,500	1,512
California State, Ser A, GO
Callable 11/01/14 @ 100
0.860%, 05/01/33 (A)	2,000	2,002
College of the Sequoias, Tulare Area Improvement District No. 3, GO
3.000%, 09/01/13	3,945	4,063
1.700%, 09/01/13 (C)	1,000	990
Fontana, Unified School District, BAN
4.000%, 12/01/12	5,300	5,388
3.875%, 12/01/12 (C)	3,000	2,991
Gilroy, Unified School District, BAN
3.400%, 04/01/13 (C)	2,000	1,992
Gilroy, Unified School District, GO
5.000%, 04/01/13	3,965	4,114
5.000%, 04/01/13 (D)	400	416

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Imperial, Community College District, GO
4.000%, 08/01/14 (C)	$7,345	$6,836
Inland Valley, Development Agency, Ser C, TA
4.500%, 03/01/41 (A)	1,000	1,067
Kern County, Capital Improvement Projects, Ser A, COP
5.000%, 11/01/12	1,130	1,150
5.000%, 11/01/13	1,605	1,702
Long Beach, Community College District, Ser A, GO
9.850%, 01/15/13	20,000	21,177
Los Angeles, Regional Airports Improvement, RB 0.810%, 12/01/15 (A)(B) Moreland, School District, Ser A, GO	1,250	1,250
3.327%, 07/01/16 (C)	8,500	7,757
San Jacinto, Unified School District, TRAN
2.000%, 10/01/12	1,000	1,003
San Luis Obispo County, Cuesta Community College, Ser A, COP
Callable 07/05/12 @ 100
3.125%, 11/01/12	1,845	1,848
Stockton, Unified School District, COP, AMBAC
5.000%, 02/01/13	500	509

		78,174

Colorado — 1.8%
Colorado Springs, Utilities System Revenue, Sub-Ser B, RB
Callable 06/04/12 @ 100
0.433%, 11/01/36 (A)	1,050	1,050
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation Bond Program, RB
Callable 07/01/12 @ 100
0.200%, 03/01/39 (A)(B)	200	200
Denver, Airport System Revenue City & County, Ser C, RB
4.000%, 11/15/14	7,400	7,946
3.000%, 11/15/14	2,650	2,782
Grand Elk Ranch, General Improvement District, GO
Pre-Refunded @ 100
7.000%, 12/01/12 (E)	1,000	1,032

		13,010

Connecticut — 0.4%
Connecticut State, Health & Educational Facilities Authority, RB
3.000%, 07/01/13	1,090	1,119

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut State, Housing Finance Authority, Ser A, RB
1.250%, 05/15/16	$1,000	$1,000
0.950%, 05/15/15	1,000	999

		3,118

District of Columbia — 0.9%
District of Columbia, RB
Callable 07/02/12 @ 100
0.290%, 01/01/28 (A)	1,300	1,300
District of Columbia, Ser 3164, RB
Callable 04/01/15 @ 100
0.250%, 04/01/43 (A)	1,300	1,300
District of Columbia, Ser B, RB
Callable 06/01/13 @ 100
0.480%, 12/01/13 (A)	1,000	1,000
District of Columbia, Ser B, RB
Callable 06/01/15 @ 100
0.780%, 12/01/15 (A)	2,860	2,864

		6,464

Florida — 5.4%
Citizens Property Insurance, Ser Senior A-3, RB, AGM
1.830%, 06/01/14 (A)	1,500	1,518
Collier County, School Board, COP, AGM
6.250%, 02/15/13	7,945	8,094
Duval County, School Board, COP, AGM
5.000%, 07/01/12	1,000	1,003
Florida State, Housing Finance, Ser G-2, RB, FHLMC
Callable 06/29/12 @ 100
1.650%, 05/01/14	750	750
Highlands County, Health Facilities Authority, Adventist Health Project, Ser G, RB
5.000%, 11/15/12 (D)	35	36
Highlands County, Health Facilities Authority, Adventist Health Project, Ser G, RB
5.000%, 11/15/12	1,080	1,102
Lake County, School Board, Ser B, COP, AMBAC
Callable 06/01/16 @ 100
5.000%, 06/01/19	3,000	3,254
Lucie County, School Board, Master Lease Program, Ser A, COP
3.500%, 07/01/14	2,000	2,064
Manatee County, RB
3.000%, 04/01/13	1,000	1,020
Martin County, RB, AMBAC
5.250%, 10/01/14	1,285	1,388

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Miami-Dade County, Capital Asset Acquisition, Ser E, RB
4.250%, 04/01/14	$1,455	$1,547
Miami-Dade County, RB, AGM
5.000%, 10/01/14	3,250	3,538
4.000%, 10/01/15	3,390	3,677
Orange County, School Board, Ser A, COP
5.000%, 08/01/13	500	526
5.000%, 08/01/14	7,500	8,184
Osceola County, GO, AGM
4.000%, 10/01/14	1,090	1,162
Saint Petersburg, Health Facilities Authority, Ser B, RB, AMBAC
0.450%, 11/15/34 (A)	725	725

		39,588

Georgia — 1.8%
Atlanta, Ser A, RB
5.000%, 01/01/15	1,000	1,104
Burke County, Development Authority, Ser G, RB
0.900%, 01/01/39 (A)	1,500	1,503
Fulton County, Development Authority, Ser B, RB
5.000%, 03/15/16	2,235	2,504
Georgia State, Private Colleges & Universities Authority, Ser A, RB
4.000%, 10/01/14	1,170	1,240
Georgia State, Ser G, GO
Callable 06/11/12 @ 100
0.580%, 12/01/26 (A)	3,000	3,000
Main Street Natural Gas, Ser B, RB
5.000%, 03/15/14	1,000	1,052
5.000%, 03/15/15	1,000	1,074
Monroe County, Development Authority, RB
0.900%, 01/01/39 (A)	1,500	1,503

		12,980

Illinois — 7.7%
Chicago, Board of Education, Ser C-1, GO
Callable 09/01/15 @ 100
1.130%, 03/01/32 (A)	2,000	1,999
Chicago, Housing Authority, RB, AGM
Callable 07/01/16 @ 100
5.000%, 07/01/17	6,500	7,349
Chicago, Public Building Commission, Ser B, RB, NATL- RE FGIC
5.250%, 12/01/18	3,635	4,348

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Cook County, Township High School District No. 201 J Sterling Morton, Ser B, GO, AGM
3.582%, 12/01/16 (C)	$295	$256
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AGM
3.887%, 12/01/17 (C)	3,250	2,695
3.327%, 12/01/15 (C)	495	443
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AMBAC
3.150%, 12/01/14 (C)	5,500	5,072
DuPage County, Water Commission, Ser 2003, RB, AMBAC
5.250%, 05/01/13	11,395	11,867
Grundy County, School District No. 54 Morris, TRAN
1.250%, 12/01/12	1,895	1,900
Illinois State, Finance Authority, Art Institute of Chicago, RB
Pre-Refunded @ 100
4.100%, 03/01/34 (A)(E)	4,500	4,629
Illinois State, Ser A, GO
5.000%, 03/01/13	1,200	1,237
Kane & Kendall Counties, Community College District No. 516, Ser E, GO, NATL-RE FGIC
Callable 12/15/13 @ 55
4.985%, 12/15/25 (C)	3,750	1,982
Kendall, Kane & Will Counties, Community Unit School District No. 308, GO, NATL-RE FGIC
0.822%, 10/01/13 (C)	1,785	1,769
Madison-Macoupin Counties, Community College District No. 536, GO, AMBAC
5.750%, 11/01/12	1,040	1,060
McHenry & Kane Counties, Community Consolidated School District No. 158, GO, NATL
3.056%, 01/01/14 (C)	4,910	4,724
University of Illinois, Ser B, COP, AGM
5.000%, 10/01/16	1,350	1,552
Western Illinois University, RB
4.000%, 04/01/15	600	641
3.000%, 04/01/13	1,000	1,019
Winnebago County, School District No. 122, Harlem-Loves Park, GO, NATL-RE FGIC
6.550%, 06/01/12	2,000	2,000

		56,542

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana — 2.1%
Indiana State, Finance Authority, RB
Callable 03/15/14 @ 100
0.670%, 02/01/35 (A)	$4,000	$3,999
Indiana State, Health Facility Financing Authority, Ascension Health Credit Project, Ser A5, RB
5.000%, 11/01/27 (A)	1,000	1,051
Indiana State, Health Facility Financing Authority, Ser A-4, RB
1.500%, 10/01/27 (A)	5,195	5,195
IPS, Multi-School Building, First Mortgage, Ser B, RB
4.000%, 07/15/13	1,800	1,870
St. Joseph County, Airport Authority District, AMT, GO
3.500%, 07/01/15	345	363
St. Joseph County, Economic Development Authority, RB
4.000%, 06/30/12	1,135	1,137
St. Joseph County, Redevelopment District, TA
3.000%, 01/15/14	1,990	2,034

		15,649

Iowa — 0.9%
Iowa State, Finance Authority, Genesis Health Systems Project, RB
4.000%, 07/01/12	1,000	1,002
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	500	537
Iowa State, Higher Education Loan Authority, RB
6.000%, 05/16/13	1,500	1,521
4.300%, 05/16/13	500	507
3.000%, 05/16/13	1,600	1,624
Waterloo, Community School District, Ser A, RB
4.000%, 07/01/12	1,350	1,353

		6,544

Kansas — 1.1%
Kansas State, Development Finance Authority, Sisters of Charity of Leavenworth Health System Project, Ser A, RB
2.500%, 01/01/13	1,265	1,279
Kansas State, Independent College Finance Authority, Ser A, RB
5.000%, 05/01/13	1,000	1,007

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kansas State, Independent College Finance Authority, Ser C, RB
5.500%, 05/01/13	$1,000	$1,005
Olath, Health Facilities Revenue, Ser B, RB
Callable 03/01/16 @ 100
2.000%, 09/01/37 (A)	4,000	4,006
Wichita, Hospital Revenue Authority, Christi Health Systems Project, RB
4.000%, 11/15/12	1,000	1,014

		8,311

Kentucky — 0.7%
Kentucky State, Economic Development Finance Authority, Baptist Health Care System Project, Ser A, RB
5.000%, 08/15/12	1,000	1,008
Lexington-Fayette Urban County, Richmond Place Project, RB
1.200%, 04/01/15 (A)(B)	4,005	4,005

		5,013

Louisiana — 2.3%
East Baton Rouge, Sewerage Commission, Ser A, RB
Callable 02/01/14 @ 100
0.967%, 02/01/46 (A)	1,000	999
England, Sub-District No. 1, RB, NATL-RE FGIC
5.000%, 08/15/12	1,120	1,129
Jefferson Parish, School Board, RB
2.000%, 03/01/14	1,000	1,011
Louisiana State, Local Government Environmental Facilities & Community Development Authority, RB, AMBAC
5.000%, 12/01/12	1,295	1,321
Louisiana State, Municipal Gas Authority, Ser 1411Q, RB
0.370%, 08/01/16 (A)(B)	8,400	8,400
Louisiana State, Ser B, GO
Callable 07/15/12 @ 100
0.967%, 07/15/14 (A)	1,260	1,261
Saint Tammany Parish, Hospital Service District No. 1, RB
3.000%, 07/01/14	2,450	2,521

		16,642

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maine — 0.2%
Maine State, Health & Higher Educational Facilities Authority, Ser D, RB, NATL
5.000%, 07/01/13	$1,140	$1,193

Maryland — 0.6%
Maryland State, Community Development Administration, Ser B, RB
1.130%, 03/01/36 (A)	1,000	996
Maryland State, Economic Development, University of Maryland, College Park Project, RB
5.000%, 07/01/13	2,015	2,087
Maryland State, Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center Project, RB
3.000%, 07/01/13	1,000	1,024

		4,107

Massachusetts — 4.7%
Brockton Area, Transit Authority, RB
1.500%, 08/03/12	2,800	2,804
Massachusetts State, Educational Financing Authority, Ser A, RB
2.250%, 01/01/13	860	865
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser T-3, RB
2.700%, 10/01/37 (A)	7,500	7,729
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/13	2,500	2,616
Massachusetts State, Ser A, GO
Callable 08/01/15 @ 100
0.660%, 02/01/16 (A)	2,000	1,996
Montachusett, Regional Transit Authority, RB
1.500%, 08/10/12	9,500	9,511
New Bedford, TRAN
1.500%, 06/29/12	9,000	9,005

		34,526

Michigan — 4.1%
Detroit, School District, Ser A, GO
4.000%, 05/01/14	1,500	1,587

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Detroit, Sewage Disposal System Revenue, RB, FSA
Callable 07/01/13 @ 100
5.000%, 07/01/16	$2,440	$2,536
Detroit, Sewage Disposal System Revenue, Ser B, RB, NATL-RE FGIC
5.000%, 07/01/15	450	477
Detroit, Water Supply System Revenue, Ser Senior A, RB, NATL-RE FGIC
5.000%, 07/01/13	375	390
Howell Public Schools, GO
4.000%, 05/01/16	1,120	1,236
L’Anse Creuse, Public Schools, School Building & Site Project, GO
Callable 07/02/12 @ 100
0.250%, 05/01/35 (A)	900	900
Michigan State, Building Authority, Ser II, RB, AMBAC
Callable 10/15/15 @ 100
5.000%, 10/15/17	6,550	7,299
Michigan State, Finance Authority, RB
3.000%, 11/01/13	1,000	1,028
Michigan State, Hospital Finance Authority, Sub-Ser, RB
4.000%, 11/01/27 (A)	1,960	2,162
Michigan State, Housing Development Authority, Ser A, RB
3.600%, 12/01/12	1,100	1,108
Michigan State, Public Power Agency, Combustion Turbine No. 1 Project, Ser A, RB, AGM
5.000%, 01/01/13	1,155	1,186
5.000%, 01/01/14	1,210	1,296
Michigan State, Strategic Fund, Detroit Education Project, RB
3.050%, 08/01/24 (A)	5,000	5,034
Michigan State, Strategic Fund, RB
6.250%, 06/01/14	400	440
Southfield Public Schools, Ser B, GO, AGM
5.000%, 05/01/13	250	260
Wayne County, Airport Authority, Ser D, RB
3.000%, 12/01/13	1,665	1,700
2.000%, 12/01/12	1,555	1,566

		30,205

Minnesota — 1.3%
Minnesota State, Municipal Power Agency, Ser B, RB
Callable 06/28/12 @ 100
4.000%, 10/01/13	5,000	5,012

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota State, Public Facilities Authority, Ser C, RB
5.000%, 03/01/14	$4,250	$4,595

		9,607

Missouri — 0.9%
Greene County, Wilson Creek Project, GO
Callable 07/05/12 @ 100
2.500%, 08/01/12	1,250	1,251
Kansas City, Industrial Development Authority, Downtown Redevelopment District Project, Ser A, RB
3.000%, 09/01/14	1,200	1,252
Kansas City, Industrial Development Authority, NNSA National Security Project, RB
4.000%, 09/01/13	1,150	1,167
Missouri State, Development Finance Board, RB
2.000%, 06/01/13	150	151
2.000%, 06/01/14	350	354
St. Louis, Airport Revenue, RB, NATL
5.500%, 07/01/15	2,250	2,538

		6,713

Montana — 0.4%
Montana State, Facility Finance Authority, Ser B, RB
5.000%, 01/01/13	3,035	3,112

Nebraska — 0.4%
Douglas County, Hospital Authority No. 2, RB
5.000%, 11/15/13	1,030	1,090
Public Power Generation Agency, Ser A, RB
5.000%, 01/01/13	1,500	1,535

		2,625

New Hampshire — 0.3%
New Hampshire State, Health & Education Facilities Authority, RB
4.500%, 08/01/14	1,835	1,959

New Jersey — 14.0%
Bayonne, GO
3.000%, 07/01/13	855	869
Borough of Bound Brook, TRAN
1.500%, 06/08/12	4,950	4,950

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Borough of Garwood, TRAN
1.250%, 04/12/13	$2,285	$2,288
Borough of Palmyra, Ser A, TRAN
1.500%, 06/06/12	6,756	6,756
Borough of Ramsey, TRAN
1.500%, 01/18/13	5,024	5,041
Burlington, TRAN
2.000%, 06/21/12	5,036	5,039
Camden County, Improvement Authority, GO
3.000%, 09/01/14	910	948
Camden County, Improvement Authority, Ser A, RB
4.000%, 09/01/13	475	494
Camden County, Improvement Authority, Ser B, RB
4.000%, 07/01/13	1,315	1,354
3.000%, 07/01/12	1,300	1,302
Camden, TRAN
2.500%, 09/28/12	1,000	1,003
Delran Township, TRAN
1.500%, 11/13/12	4,995	5,005
Hudson County, Improvement Authority, RB
2.000%, 06/05/13	16,000	16,188
Lambertville, TRAN
1.500%, 05/03/13	2,300	2,311
Lyndhurst Township, TRAN
1.750%, 02/15/13	10,000	10,025
1.750%, 03/21/13	3,298	3,307
New Jersey State, Economic Development Authority, RB
5.000%, 06/15/13	1,000	1,043
New Jersey State, Economic Development Authority, Ser E, RB
Callable 08/01/15 @ 100
1.880%, 02/01/16 (A)	2,355	2,365
New Jersey State, Educational Facilities Authority, Seton Hall University Project, RB
5.000%, 07/01/13	925	964
5.000%, 07/01/14	1,460	1,570
New Jersey State, Health Care Facilities Financing Authority, Atlantic City Medical Center Project, RB
6.000%, 07/01/12	350	351
New Jersey State, Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital Project, RB
3.000%, 07/01/13	800	817

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, Ser A, RB
3.000%, 07/01/12	$2,150	$2,154
New Jersey State, Higher Education Assistance Authority, Ser 1A, RB
2.500%, 12/01/12	2,000	2,016
New Jersey State, Higher Education Assistance Authority, Ser 2, RB
5.000%, 12/01/12	3,500	3,571
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.500%, 05/01/15	1,500	1,500
1.250%, 05/01/14	4,675	4,675
0.900%, 05/01/13	1,250	1,250
New Jersey State, Sports & Exposition Authority, Ser B, RB
5.000%, 09/01/13	990	1,038
New Jersey State, Sports & Exposition Authority, Ser B, RB
5.000%, 09/01/13 (D)	10	11
New Jersey State, Turnpike Authority, RB, AGM
Callable 07/02/12 @ 100
0.560%, 01/01/24 (A)	2,000	2,000
Newark, GO
3.000%, 10/01/12	1,690	1,698
Newark, Ser A
3.000%, 10/01/12 (D)	1,310	1,322
Phillipsburg, GO
1.500%, 04/17/13	2,890	2,897
Tobacco Settlement Financing, RB
Callable 06/01/17 @ 100
0.580%, 06/01/29 (A)	2,000	2,000
Trenton, GO
3.000%, 03/15/13	2,750	2,797
Vineland, Ser B, GO, AMBAC
5.000%, 12/01/12	425	434

		103,353

New Mexico — 0.4%
Farmington, Ser A, RB
2.875%, 04/01/29 (A)	3,110	3,208

New York — 15.1%
Bainbridge-Guilford, Central School District, GO
1.300%, 06/15/12	3,983	3,983
Elmira, School District, GO
5.000%, 06/15/13	1,495	1,560

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Greater Southern, Tier Board of Cooperative Educational Services District, RB
2.000%, 06/29/12	$5,310	$5,313
Jordan-Elbridge, Central School District, TRAN
1.300%, 06/22/12	1,230	1,230
Long Island, Power Authority, Ser I, RB, AGM
Callable 06/04/12 @ 100
0.380%, 12/01/29 (A)	2,500	2,500
Metropolitan New York, Transportation Authority, Sub-Ser B, RB
Callable 05/01/14 @ 100
0.860%, 11/01/34 (A)	1,250	1,252
Monroe County, GO
5.000%, 03/01/14	1,500	1,592
Nassau Health Care, RB, AGM
3.125%, 12/15/12	3,000	3,038
New York City, Housing Development Authority, Ser D-1-A, RB
2.050%, 05/01/13	6,100	6,166
New York City, Trust for Cultural Resources, Juilliard School Project, Ser B, RB
2.750%, 01/01/36 (A)	5,500	5,510
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/13	2,205	2,297
New York State, Dormitory Authority, Ser B, RB
6.000%, 07/01/14	490	515
New York State, Energy Research & Development Authority, RB, AMBAC
0.597%, 10/01/13 (A)	1,200	1,182
New York State, Housing Finance Agency, Ser 4, RB
0.900%, 11/01/13	3,810	3,806
New York State, Local Government Assistance, Ser E, RB
6.000%, 04/01/14	2,130	2,281
New York, Ser C-4, GO
0.485%, 10/01/27 (A)	350	350
Rockland County, TRAN
2.500%, 03/06/13	1,000	1,009
Roosevelt, Union Free School District, TRAN
2.250%, 09/27/12	15,000	15,039
Schenectady, TRAN
1.200%, 05/17/13	20,000	20,042

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Suffolk County, TRAN
1.500%, 09/13/12	$2,750	$2,756
Town of Ramapo, Ser A, TRAN
2.000%, 06/01/12	6,750	6,750
Village of Arcade, BAN
1.750%, 08/23/12	3,181	3,183
Village of Attica, TRAN
Callable 11/15/12 @ 100
1.500%, 05/17/13	3,865	3,874
Village of Cold Spring, TRAN
1.400%, 05/17/13	1,150	1,152
Village of Ellenville, Ser A, TRAN
1.400%, 08/10/12	10,500	10,504
Village of Vernon, TRAN
1.750%, 04/18/13	1,511	1,514
Westchester County, Health Care, Ser Senior B, RB
5.000%, 11/01/14	1,500	1,639
Westchester County, RB
1.250%, 06/29/12	1,500	1,500

		111,537

North Carolina — 0.4%
Durham County, Industrial Facilities & Pollution Control Financing Authority, RB
Callable 06/04/12 @ 100
0.360%, 09/01/37 (A)(B)	3,000	3,000

North Dakota — 0.3%
Mercer County, Antelope Valley Station Project, RB, AMBAC
7.200%, 06/30/13	2,215	2,254

Ohio — 4.6%
Akron, RB
1.375%, 03/14/13	1,500	1,509
American Municipal Power, RB
1.750%, 11/08/12	1,676	1,680
1.250%, 11/20/12	1,990	1,990
Cleveland, Airport System Revenue, Ser A, RB
3.000%, 01/01/14	1,500	1,536
Deutsche Bank Spears, Ser DBE- 619, RB
Callable 06/01/17 @ 100
0.450%, 06/01/24 (A)	10,000	10,000
Lorain Port Authority, Ser A, RB
0.800%, 07/15/13	2,600	2,600
Ohio State, Air Quality Development Authority, RB
Callable 07/02/12 @ 100
0.360%, 11/01/25 (A)(B)	2,100	2,100

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, American Municipal Power, RB
1.750%, 07/13/12	$950	$951
1.250%, 08/09/12	1,425	1,425
Ohio State, Higher Educational Facility Commission, RB
6.250%, 07/01/14	5,085	5,365
Ohio State, AMT, RB
4.250%, 04/01/33 (A)	3,000	3,133
Warrensville Heights, COP
2.375%, 02/26/13	1,500	1,508

		33,797

Oklahoma — 1.2%
Oklahoma State, Development Finance Authority, Integris Baptist Medical Center Project, Ser B, RB
5.000%, 08/15/12	1,000	1,009
Tulsa County, Independent School District No. 1, Ser B, GO
1.000%, 11/01/13	5,350	5,400
Tulsa County, Industrial Authority, RB
4.000%, 09/01/14	1,000	1,073
3.000%, 09/01/13	1,000	1,033

		8,515

Oregon — 0.3%
Oregon State, Health & Science University, Ser A, RB
4.000%, 07/01/14	1,000	1,063
Oregon State, Health & Science University, Ser A, RB, NATL
2.061%, 07/01/12 (C)	1,315	1,314

		2,377

Pennsylvania — 2.5%
BB&T Municipal Trust, Ser 2061, RB, FSA
Callable 06/04/12 @ 100
0.190%, 12/01/14 (A)	2,900	2,900
Delaware Valley, Regional Financial Authority, Ser B, RB
Callable 06/04/12 @ 100
0.680%, 06/01/42 (A)(B)	1,000	1,000
Pennsylvania State, Economic Development Financing Authority, RB
3.000%, 03/01/13	500	507
3.000%, 03/01/14	400	411
Pennsylvania State, Public School Building Authority, Community College of Philadelphia Project, RB
5.500%, 06/15/13	1,345	1,410

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, Authority for Industrial Development, American College of Physicians Project, RB
4.000%, 06/15/15	$1,370	$1,435
3.000%, 06/15/13	865	879
3.000%, 06/15/14	1,255	1,278
Philadelphia, Municipal Authority, Ser B, RB, AGM
Callable 11/15/13 @ 100
5.250%, 11/15/16	1,955	2,078
Philadelphia, Redevelopment Authority, RB
5.000%, 04/15/14	1,000	1,073
Philadelphia, School District, Ser C, GO
5.000%, 09/01/15	2,300	2,576
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, AGM
4.000%, 02/01/14	3,050	3,158

		18,705

Puerto Rico — 0.9%
Commonwealth of Puerto Rico, Ser Senior B, RB
5.000%, 12/01/12	1,250	1,276
Commonwealth of Puerto Rico, Ser Senior D, RB
Callable 06/25/12 @ 100
1.000%, 11/08/12	5,100	5,098

		6,374

Rhode Island — 0.3%
Cranston, Ser B, GO
2.000%, 07/01/13	870	881
Providence, Public Buildings Authority, Ser A, RB, AMBAC
Callable 07/05/12 @ 100
5.500%, 12/15/12	1,145	1,149

		2,030

South Carolina — 1.6%
Grand Strand, Water & Sewer Authority, RB, NATL
6.375%, 06/01/12	1,030	1,030
Greenville County, School District, Building Equity Sooner Tomorrow Project, RB
Callable 12/01/12 @ 101
5.500%, 12/01/14	3,500	3,624
Jasper County, RB
Callable 08/15/12 @ 100
1.750%, 02/08/13	4,800	4,800

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Scago, Educational Facilities Corporation, Spartanburg County School District No. 5 Project, RB, AGM
4.500%, 04/01/13	$2,000	$2,069

		11,523

South Dakota — 0.9%
Sioux Falls, Dow Rummel Village Project, Ser A, RB
Pre-Refunded @ 100
6.750%, 11/15/12 (E)	4,720	4,843
South Dakota State, Health & Educational Facilities Authority, Regional Health Project, RB
5.000%, 09/01/13	1,000	1,047
5.000%, 09/01/14	1,000	1,080

		6,970

Tennessee — 0.1%
Sullivan County, Health Educational & Housing Facilities Board, RB, Radian
5.000%, 09/01/13	1,000	1,019

Texas — 2.9%
Energy Acquisition Public Facility, Texas Gas Supply Revenue, RB
5.000%, 08/01/12	1,000	1,006
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, RB
5.000%, 06/01/12	2,000	2,000
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, Ser B-1, RB
Callable 07/05/12 @ 100
5.000%, 12/01/28 (A)	2,850	2,850
Port of Port Arthur, Navigation District, Ser A, RB
Callable 06/04/12 @ 100
0.190%, 12/01/39 (A)	4,050	4,050
San Antonio, Sub-Ser, SAB
2.820%, 12/01/16 (C)	3,000	2,704
2.516%, 12/01/15 (C)	6,905	6,384
Texas, Municipal Gas Acquisition & Supply I, Ser Senior Lien, RB
5.000%, 12/15/16	1,500	1,623
Texas, Municipal Gas Acquisition & Supply II, RB
0.650%, 09/15/17 (A)	1,000	973

		21,590

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2012

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Virginia — 1.8%
Alexandria, Industrial Development Authority, RB
Callable 06/06/12 @ 100
0.450%, 08/01/36 (A)(B)	$1,000	$1,000
Caroline County, Industrial Development Authority, RB
Callable 02/01/13 @ 100
4.000%, 08/01/16	2,100	2,124
Wise County, RB
Callable 08/01/13 @ 100
3.000%, 02/01/17	10,000	10,190

		13,314

Washington — 1.0%
Washington State, Economic Development Finance Authority, Waste Management Project, RB
2.000%, 06/01/20 (A)	7,500	7,693

Wisconsin — 0.5%
Wisconsin State, Health & Educational Facilities Authority, RB
4.000%, 08/15/14	875	921
4.000%, 08/15/15	600	641
Wisconsin State, Health & Educational Facilities Authority, Ser A, RB
5.000%, 10/15/14	1,250	1,361
4.000%, 07/15/15	460	492

		3,415

Total Municipal Bonds (Cost $741,312) ($ Thousands)		744,294

CASH EQUIVALENT — 0.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% (F) *	4,678,977	4,679

Total Cash Equivalent (Cost $4,679) ($ Thousands)		4,679

Total Investments — 101.7% (Cost $745,991) ($ Thousands)†		$748,973

Percentages are based on Net Assets of $736,430 ($ Thousands).

*	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(D)	Security is escrowed to maturity.

(E)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.

(F)	Rate shown is the 7-day effective yield as of May 31, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

†	At May 31, 2012, the tax basis cost of the Fund’s investments was $746,168 ($ Thousands), and the unrealized appreciation and depreciation were $3,617 ($ Thousands) and $(812) ($ Thousands) respectively.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$744,294	$—	$744,294
Cash Equivalent	4,679	—	—	4,679

Total Investments in Securities	$4,679	$744,294	$—	$748,973

Amounts designated as “—” are $0.

During the period ended May 31, 2012 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.3%

California — 96.5%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,461
Antelope Valley, Community College District, Election 2004, Ser C, GO, NATL
Callable 08/01/17 @ 100
5.000%, 08/01/24	1,000	1,137
California State University, Systemwide Project, Ser A, RB
5.000%, 11/01/17	2,000	2,374
California State University, Systemwide Project, Ser A, RB
Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,345
California State University, Systemwide Project, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,450
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,535
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	2,000	2,384
California State, Communities Development Authority, Redlands Community Hospital Project, Ser A, RB, Radian
5.000%, 04/01/14	1,000	1,052
California State, Department of Water Resources, Power Supply Project, Ser H, RB
Callable 05/01/18 @ 100
5.000%, 05/01/22	3,000	3,512
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/16	1,000	1,165
California State, Department of Water Resources, Ser M, RB
5.000%, 05/01/16	1,600	1,863
California State, Department of Water Resources, Water System Project, Ser Y, RB, FGIC Pre-Refunded @ 100
5.250%, 06/01/13 (A)	30	32
California State, Eastern Municipal Water District, Ser A, RB
5.000%, 07/01/18	700	848

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Educational Facilities Authority, RB
5.000%, 09/01/20	$225	$280
5.000%, 09/01/21	325	406
5.000%, 09/01/22	800	1,003
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,566
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/24	1,650	1,904
California State, GO
Callable 03/01/20 @ 100
5.000%, 03/01/22	1,000	1,166
California State, GO
Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,574
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/23	5,000	6,045
California State, GO
5.250%, 02/01/18	2,000	2,388
5.250%, 10/01/22	3,000	3,685
5.000%, 10/01/16	2,000	2,314
5.000%, 11/01/16	4,350	5,043
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19	1,165	1,313
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	4,295
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,474
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/19	1,500	1,711
California State, Public Works Board, Department of General Services Project, Ser A, RB, AGM
Callable 04/01/16 @ 100
5.000%, 04/01/17	1,560	1,783
California State, Ser A, GO
5.000%, 07/01/16	2,775	3,222
5.000%, 07/01/18	1,175	1,436
California State, Various Purposes, GO
5.000%, 03/01/15	7,000	7,750

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Various Purposes, GO
Callable 10/01/19 @ 100
5.250%, 10/01/22	$5,000	$5,856
California State, Various Purposes, GO, AGM
5.000%, 09/01/16	2,000	2,313
Fresno, Joint Powers Financing Authority, TA, AMBAC
Callable 07/05/12 @ 101
5.500%, 08/01/15	1,445	1,452
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,883
Imperial, Irrigation District & Electric Authority, RB
5.000%, 11/01/15	1,000	1,138
Imperial, Irrigation District & Electric Authority, Ser A, RB
5.000%, 11/01/19	1,020	1,242
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/20	2,000	2,500
Long Beach, Unified School District, Election 2008, Ser A, GO
Callable 08/01/19 @ 100
5.250%, 08/01/21	2,000	2,422
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,831
Los Angeles, Community College District, Election 2001, Ser A, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,500	1,709
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,403
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/20	2,200	2,755
Palo Alto, Unified School District, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/16	1,195	1,362
Rancho, Water District Financing Authority, Ser A, RB, AGM
Callable 08/01/18 @ 100
5.000%, 08/01/21	1,385	1,619
Riverside, Community College District, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/18	1,700	1,932

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Diego Community College District, GO
5.000%, 08/01/20	$1,625	$2,039
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/22	1,500	1,892
San Diego County, Regional Transportation Commission, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/24	2,000	2,435
San Diego, Public Facilities Financing Authority, Ser B, RB
Callable 05/15/19 @ 100
5.000%, 05/15/22	3,660	4,400
5.000%, 05/15/24	1,000	1,176
San Diego, Redevelopment Agency, Centre City Redevelopment Project, Ser A, TA, XLCA
5.000%, 09/01/13	1,300	1,347
San Francisco Bay Area, Toll Authority, Ser F, RB
Callable 04/01/17 @ 100
5.000%, 04/01/23	2,000	2,307
San Francisco City & County, General Hospital Improvement Project, Ser A, GO
5.000%, 06/15/17	3,000	3,585
San Francisco City & County, Public Utilities Commission, Sub- Ser A, RB
Callable 05/01/20 @ 100
5.000%, 11/01/20	1,075	1,326
San Francisco City & County, Public Utilities Commission, Sub- Ser D, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,240
San Francisco City & County, Ser A, COP
5.000%, 10/01/18	2,000	2,398
San Francisco City & County, Ser R1, GO
5.000%, 06/15/18	810	986
Santa Clara County, Fremont Union High School District, GO, NATL- RE FGIC
Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,245
Santa Clara Valley, Transportation Authority, Ser A, RB
Callable 06/01/21 @ 100
5.000%, 06/01/23	1,000	1,228
Santa Fe Springs, Community Development Commission, Construction Redevelopment Project, Ser A, TA, NATL
5.000%, 09/01/15	2,585	2,719

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Santa Rosa, Wastewater Authority, Ser A, RB, AMBAC
5.000%, 09/01/16	$2,000	$2,338
Sonoma-Marin Area, Rail Transit District, Ser A, RB
5.000%, 03/01/20	750	912
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,276
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/19	1,000	1,244
Southern California, Public Power Authority, Power Project, Ser A, RB, AGM
5.000%, 01/01/15	1,750	1,935
Turlock, Public Financing Authority, RB
Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,207
University of California, Regents Medical Center, Ser A, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,134
University of California, Ser E, RB
5.000%, 05/15/18	3,000	3,644
University of California, Ser K, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	6,493
Val Verde, Unified School District, COP, FGIC
Pre-Refunded @ 100
5.250%, 01/01/15 (A)	2,500	2,800
Val Verde, Unified School District, COP, FGIC
5.000%, 01/01/14 (B)	500	536
Ventura County, Community College District, GO
5.000%, 08/01/16	500	590
Whittier, Union High School District, GO, NATL
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,675

		167,040

Puerto Rico — 1.8%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser K, RB
Pre-Refunded @ 100
5.000%, 07/01/15 (A)	1,210	1,378
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser X, RB, AGM
5.500%, 07/01/15	1,490	1,641

		3,019

Total Municipal Bonds (Cost $155,452) ($ Thousands)		170,059

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

TAX EXEMPT CORPORATE BOND — 1.2%

California — 1.2%
San Manuel Entertainment
Callable 12/01/13 @ 102
4.500%, 12/01/16	$2,000	$2,066

Total Tax Exempt Corporate Bond (Cost $2,000) ($ Thousands)		2,066

CASH EQUIVALENT — 3.2%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% (C) *	5,588,572	5,589

Total Cash Equivalent (Cost $5,589) ($ Thousands)		5,589

Total Investments — 102.7% (Cost $163,041) ($ Thousands)†		$177,714

Percentages are based on Net Assets of $173,083 ($ Thousands).

*	Investment in Affiliated Security.

(A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of May 31, 2012.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

†	At May 31, 2012, the tax basis cost of the Fund’s investments was $163,045 ($ Thousands), and the unrealized appreciation and depreciation were $14,669 ($ Thousands) and $– ($ Thousands) respectively.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$170,059	$—	$170,059
Tax Exempt Corporate Bond	—	2,066	—	2,066
Cash Equivalent	5,589	—	—	5,589

Total Investments in Securities	$5,589	$172,125	$—	$177,714

Amounts designated as “—” are $0 or are rounded to $0.

During the period ended May 31, 2012, there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.6%

Guam — 0.7%
Territory of Guam, Ser A, RB
5.000%, 01/01/18	$250	$289

Massachusetts — 92.8%
Beverly, Municipal Purpose Loan, GO
Callable 01/15/20 @ 100
5.000%, 01/15/22	500	600
Cambridge, GO
5.000%, 01/01/20	300	378
Fall River, GO, AGM
Callable 02/01/13 @ 101
5.250%, 02/01/15	750	779
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, FGIC
7.000%, 03/01/21	465	590
Massachusetts Bay, Transportation Authority, RB
5.875%, 03/01/15	95	105
Massachusetts Bay, Transportation Authority, RB
5.875%, 03/01/15 (A)	90	100
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	648
5.000%, 07/01/22	500	630
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,276
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	485	609
5.250%, 07/01/21	250	319
Massachusetts Bay, Transportation Authority, Ser D, RB
5.000%, 07/01/17 (A)	500	606
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/22	540	657
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, NATL
5.000%, 10/01/17	500	578
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB
Callable 07/01/17 @ 100
5.000%, 07/01/19	250	295

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Boston University Project, Ser U-6C, RB
Callable 06/04/12 @ 100
0.100%, 10/01/42 (B)(C)	$300	$300
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	500	572
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC Callable 09/01/17 @ 100
5.000%, 09/01/18	250	298
Massachusetts State, Development Finance Agency, Partners Health Care System Project, Ser K-6, RB
5.000%, 07/01/16	500	581
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18	250	311
Massachusetts State, Development Finance Agency, Ser L, RB
5.000%, 07/01/20	500	606
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/19	300	337
Massachusetts State, Development Finance Agency, Visual & Performing Arts Project, RB
5.750%, 08/01/14	500	548
Massachusetts State, Development Finance Agency, Whitehead Institute for Biomedical Research Project, RB
5.000%, 06/01/18	500	611
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	500	578
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/20	500	564
Massachusetts State, Health & Educational Facilities Authority, Eye & Ear Infirmary Project, Ser C, RB
5.000%, 07/01/18	500	559
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 12/15/19 @ 100
5.000%, 12/15/24	500	613

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 11/15/18 @ 100
5.250%, 11/15/21	$500	$623
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/15	1,070	1,188
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	335
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	500	684
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser A, RB
5.000%, 10/01/17	500	592
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	200	235
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/24	500	591
Massachusetts State, Port Authority, Bosfuel Project, AMT, RB, NATL- RE FGIC
5.000%, 07/01/16	750	806
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/20 @ 100
5.000%, 07/01/21	500	613
Massachusetts State, Port Authority, Ser C, RB, NATL
Callable 07/01/13 @ 100
5.000%, 07/01/14	300	315
Massachusetts State, Port Authority, Ser C, AMT, RB, AGM
5.000%, 07/01/15	1,150	1,280
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 05/15/17	500	597

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, School Building Authority, Ser A, RB, AMBAC
5.000%, 08/15/17	$500	$601
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 10/15/16	300	354
5.000%, 10/15/21	210	263
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	500	639
Massachusetts State, Ser B, GO
5.250%, 08/01/22	500	649
Massachusetts State, Ser B, GO, AGM
5.250%, 09/01/21	500	644
Massachusetts State, Ser C, GO
5.000%, 12/01/15	500	576
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	975
Massachusetts State, Ser D, GO
5.500%, 10/01/16	200	241
5.500%, 11/01/19	1,150	1,482
Massachusetts State, Ser D, GO, NATL
5.500%, 11/01/15	500	582
Massachusetts State, Water Pollution Abatement Trust, MWRA Program, Sub-Ser A, RB
6.000%, 08/01/19	500	663
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser 8, RB
Callable 08/01/12 @ 100
5.250%, 08/01/13	5	5
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser 9, RB
5.500%, 08/01/15	200	231
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser A, RB
5.250%, 08/01/19	350	446
Massachusetts State, Water Pollution Abatement Trust, State Revolving Fund, Ser 14, RB
5.000%, 08/01/19	1,000	1,256
Massachusetts State, Water Resources Authority, Ser A, RB
5.000%, 08/01/15	760	865
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	500	645

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Water Resources Authority, Ser J, RB, AGM
5.250%, 08/01/18	$500	$620
Metropolitan Boston, Transit Parking, RB
Callable 07/01/21 @ 100
5.000%, 07/01/22	500	598
Springfield, Municipal Purpose Loan, GO, NATL
5.250%, 08/01/15	500	566
University of Massachusetts, Building Authority, Ser 2009-1, RB
5.000%, 05/01/17	1,000	1,186
University of Massachusetts, Building Authority, Ser Senior 1, RB
5.000%, 11/01/20	500	624

		37,218

Puerto Rico — 5.1%
Puerto Rico Commonwealth, Electric Power Authority, Ser LL, RB, NATL
5.500%, 07/01/18	250	290
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	250	285
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/14	250	266
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	5	6
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14 (A)	45	50
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	250	277
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	500	585

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Ser 1996, GO
6.500%, 07/01/13	$250	$264

		2,023

Total Municipal Bonds (Cost $35,779) ($ Thousands)		39,530

CASH EQUIVALENT — 0.2%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% (D) *	71,967	72

Total Cash Equivalent (Cost $72) ($ Thousands)		72

Total Investments — 98.8% (Cost $35,851) ($ Thousands)†		$39,602

Percentages are based on Net Assets of $40,103 ($ Thousands).

*	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Rate shown is the 7-day effective yield as of May 31, 2012.

AGM	— Assured Guaranty Municipal

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax (subject to)

Cl	— Class

FGIC	— Financial Guaranty Insurance Company

GO	— General Obligation

NATL	— National Public Finance Guarantee Corporation

RB	— Revenue Bond

RE	— Reinsurance provided by the aforementioned guarantor.

Ser	— Series

XLCA	— XL Capital Assurance

†	At May 31, 2012,the tax basis cost of the Fund’s investments was $35,851 ($ Thousands), and the unrealized appreciation and depreciation were $3,751 ($ Thousands) and $– ($ Thousands) respectively.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$39,530	$—	$39,530
Cash Equivalent	72	—	—	72

Total Investments in Securities	$72	$39,530	$—	$39,602

Amounts designated as “—” are $0.

During the period ended May 31, 2012, there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.1%

New Jersey — 87.6%
Burlington County, Bridge Commission, RB
Callable 10/15/12 @ 100
5.000%, 10/15/13	$20	$20
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL-RE FGIC
5.000%, 07/15/15	1,750	1,944
Freehold, Regional High School District, GO, NATL-RE FGIC
5.000%, 03/01/15	1,280	1,418
Garden State, Preservation Trust, Ser A, RB
4.000%, 11/01/21	2,500	2,943
Garden State, Preservation Trust,
Ser C, RB, AGM
5.125%, 11/01/16	1,000	1,187
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/23	1,000	1,218
Lacey, Municipal Utilities Authority, RB, AMBAC
Callable 12/01/17 @ 100
5.000%, 12/01/19	550	639
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/21 @ 100
5.000%, 09/15/23	500	600
Monmouth County, Improvement Authority, RB
5.000%, 01/15/18	700	847
Montgomery Township, Board of Education, GO
5.000%, 08/01/18	800	977
New Jersey Institute of Technology, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/25	500	596
5.000%, 07/01/26	400	473
5.000%, 07/01/27	500	588
New Jersey State, Economic Development Authority, Masonic Charity Foundation Project, RB
5.000%, 06/01/12	890	890
New Jersey State, Economic Development Authority, Motor Vehicle Surcharges Project, Ser A, RB, NATL
Callable 07/01/14 @ 100
5.250%, 07/01/15	2,000	2,200

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser DD-1, RB
5.000%, 12/15/17	$1,000	$1,183
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC
Callable 12/15/15 @ 100
5.250%, 12/15/16	1,485	1,701
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, AGM
Callable 07/01/18 @ 100
5.000%, 07/01/23	2,695	3,087
New Jersey State, Educational Facilities Authority, Fairleigh Dickinson Project, Ser C, RB
6.000%, 07/01/12	1,670	1,675
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	2,500	2,846
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	700	876
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,831
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,304
5.000%, 09/01/20	1,220	1,562
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.250%, 09/01/21	1,000	1,309
New Jersey State, GO
5.250%, 08/01/21	2,000	2,538
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Regional Medical Center Project, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	2,223
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
Callable 07/01/15 @ 100
5.000%, 07/01/18	200	211

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
5.000%, 07/01/12	$205	$206
5.000%, 07/01/14	510	542
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	2,096
New Jersey State, Ser H, GO, AGM
5.250%, 07/01/15	1,485	1,696
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	3,144
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, AGM
5.500%, 12/15/16	3,000	3,590
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21	1,600	1,968
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21 (A)	15	20
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, FGIC
Pre-Refunded @ 100
5.250%, 06/15/15 (B)	1,165	1,332
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL
5.250%, 06/15/13 (A)	3,000	3,155
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL
Pre-Refunded @ 100
5.250%, 06/15/15 (B)	1,000	1,144
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser D, RB, AMBAC
Pre-Refunded @ 100
5.000%, 06/15/15 (B)	2,115	2,403

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/19 @ 100
5.000%, 01/01/20	$1,000	$1,186
Ocean County, GO
4.000%, 08/01/19	710	836
Rutgers University, Ser F, RB
Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,255
5.000%, 05/01/22	1,000	1,197
South Jersey, Transportation Authority, Ser A-1, RB
4.000%, 11/01/17	1,000	1,124
West Windsor Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	1,075	1,267
5.000%, 09/15/17	635	767

		67,814

New York — 4.6%
New York & New Jersey, Port Authority, Ser 148th, RB, AGM
Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,519

Pennsylvania — 3.4%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,797
5.000%, 07/01/16	730	828

		2,625

Puerto Rico — 1.5%
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser A, RB
Callable 08/01/19 @ 100
5.000%, 08/01/24	1,000	1,122

Total Municipal Bonds (Cost $69,104) ($ Thousands)		75,080

CASH EQUIVALENT — 1.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% (C) *	1,172,395	1,172

Total Cash Equivalent (Cost $1,172) ($ Thousands)		1,172

Total Investments — 98.6% (Cost $70,276) ($ Thousands)†		$76,252

Percentages are based on Net Assets of $77,370 ($ Thousands).

*	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.

(C)	Rate shown is the 7-day effective yield as of May 31, 2012.

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2012

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

CI — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

†	At May 31, 2012, the tax basis cost of the Fund’s investments was $70,276 ($ Thousands), and the unrealized appreciation and depreciation were $5,978 ($ Thousands) and $(2) ($ Thousands) respectively.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$75,080	$—	$75,080
Cash Equivalent	1,172	—	—	1,172

Total Investments in Securities	$1,172	$75,080	$—	$76,252

Amounts designated as “—” are $0.

During the period ended May 31, 2012, there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 102.0%

Guam — 1.3%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$500	$529
Territory of Guam, Ser A, RB
5.000%, 01/01/18	730	844

		1,373

New York — 93.6%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/21	585	727
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,103
Erie County, Fiscal Stability Authority, Ser A, RB
5.000%, 05/15/17	850	1,006
Erie County, Water Authority, RB
5.000%, 12/01/16	1,000	1,161
Hempstead, Local Development Authority, Molloy College Project, RB
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,679
Long Island, Power Authority, Ser A, RB
5.000%, 05/01/20	1,000	1,183
Long Island, Power Authority, Ser E, RB, NATL
Callable 12/01/16 @ 100
5.000%, 12/01/18	1,000	1,146
Long Island, Power Authority, Ser E, RB, NATL-RE FGIC
Callable 12/01/16 @ 100
5.000%, 12/01/17	500	578
Metropolitan New York, Transportation Authority, Ser A, RB, NATL
5.000%, 11/15/14	1,290	1,423
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 11/15/19	400	498
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC
Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,170

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser A-1, RB
5.000%, 11/15/14	$500	$554
Metropolitan New York, Transportation Authority, Ser B, RB
Callable 11/15/19 @ 100
5.250%, 11/15/20	500	611
Metropolitan New York, Transportation Authority, Ser C, RB, AMBAC
5.000%, 11/15/13	1,000	1,067
Monroe County, Industrial Development, Ser B, RB
5.000%, 07/01/21	1,035	1,282
Mount Sinai, Union Free School District, GO, AMBAC
6.200%, 02/15/14	500	546
New York & New Jersey, Port Authority, Ser 131st, AMT, RB
Callable 06/15/13 @ 101
5.000%, 12/15/13	1,500	1,585
New York & New Jersey, Port Authority, Ser 85th, RB, AMBAC
5.200%, 09/01/15	1,215	1,388
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	1,000	1,289
New York City, Health & Hospital System, Ser A, RB
5.000%, 02/15/18	2,000	2,354
New York City, Housing Development, Capital Funding Program-New York City Housing Authority, Ser A, RB, NATL-RE FGIC
Callable 07/01/15 @ 100
5.000%, 07/01/16	1,975	2,169
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	1,000	1,054
New York City, Ser A, GO
5.000%, 08/01/18	1,400	1,695
New York City, Ser A1, GO, AGM
5.000%, 08/01/16	1,000	1,169
New York City, Ser B, GO
5.000%, 08/01/18	2,500	3,027
New York City, Ser C, GO, NATL
5.000%, 08/01/15	750	850
New York City, Ser E, GO
5.000%, 08/01/17	2,000	2,384
5.000%, 08/01/19	1,000	1,227

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Ser G, GO
5.000%, 08/01/15	$1,865	$2,113
New York City, Ser G, GO, AMBAC
Callable 02/01/16 @ 100
5.000%, 08/01/17	725	829
New York City, Ser H, GO, NATL-
RE FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/15	750	824
New York City, Ser I, GO
5.000%, 08/01/18	1,000	1,211
New York City, Ser I, GO, NATL
Callable 08/01/14 @ 100
5.000%, 08/01/17	500	548
New York City, Sub-Ser B-3, GO
Callable 06/04/12 @ 100
0.140%, 08/15/18 (A)(B)	1,500	1,500
New York City, Sub-Ser E-5, GO
Callable 07/01/12 @ 100
0.140%, 08/01/15 (A)(B)	1,100	1,100
New York City, Sub-Ser I-1, GO
Callable 04/01/19 @ 100
5.000%, 04/01/20	1,000	1,206
New York City, Sub-Ser J-1, GO
Callable 06/01/16 @ 100
5.000%, 06/01/17	300	347
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (C)	105	120
New York City, Transitional Finance Authority, Building Aid Revenue Project, Ser S-1, RB, NATL-RE FGIC
5.000%, 07/15/16	350	408
New York City, Transitional Finance Authority, Future Tax Secured Revenue Project, Ser D, RB
5.000%, 11/01/17	750	903
New York City, Transitional Finance Authority, Future Tax Secured Revenue Project, Sub-Ser D-1, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,241
New York City, Transitional Finance Authority, Future Tax Secured Revenue Project, Sub-Ser D-2, RB
Callable 05/01/14 @ 100
5.000%, 11/01/14	1,000	1,088
New York City, Transitional Finance Authority, Sub-Ser A-1, RB
5.000%, 11/01/19	1,650	2,055

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/17	$1,000	$1,206
New York City, Trust for Cultural Resources, Ser A, RB
5.000%, 04/01/19	500	614
New York State, Dormitory Authority, City University System, Ser D, SAB, FGIC
5.750%, 07/01/12	195	196
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,157
New York State, Dormitory Authority, Cornell University Project, Ser B, RB
5.000%, 07/01/16	500	585
New York State, Dormitory Authority, Health Quest Systems Project, Ser B, RB, AGM
5.000%, 07/01/15	740	813
5.000%, 07/01/16	655	736
New York State, Dormitory Authority, Hospital Special Surgery Project, RB, FHA
Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,363
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,177
New York State, Dormitory Authority, Mental Health Project, RB, AGM
Callable 02/15/15 @ 100
5.000%, 02/15/16	1,500	1,673
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, AGM
5.250%, 08/15/18	1,000	1,223
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, NATL-RE FGIC
Callable 02/15/15 @ 100
5.000%, 08/15/19	1,000	1,101
New York State, Dormitory Authority, Mount Sinai Hospital Project, Ser A, RB
5.000%, 07/01/18	795	915

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Callable 07/01/19 @ 100
5.500%, 07/01/25	$1,000	$1,144
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/17	1,000	1,146
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	129
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	577
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/20	1,000	1,192
New York State, Dormitory Authority, RB
5.000%, 05/01/18	650	764
5.000%, 05/15/18	500	603
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/20	1,000	1,205
New York State, Dormitory Authority, Ser 1, RB
5.000%, 07/01/21	1,000	1,227
New York State, Dormitory Authority, Ser A, RB
5.000%, 10/01/18	1,000	1,239
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/19 @ 100
5.250%, 02/15/22	1,000	1,222
New York State, Dormitory Authority, Ser B, RB
5.000%, 07/01/16	1,000	1,165
New York State, Dormitory Authority, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,318
New York State, Dormitory Authority, Siena College Project, RB, NATL
5.000%, 07/01/16	500	561
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
5.500%, 05/15/13	315	320

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	$1,170	$1,287
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, FGIC
7.500%, 05/15/13	600	641
New York State, Dormitory Authority, The New School Project, RB
5.000%, 07/01/16	505	569
New York State, Environmental Facilities, RB
5.000%, 08/15/17	1,100	1,329
New York State, Environmental Facilities, Revolving Funds, Ser B, RB
5.000%, 11/15/16	1,000	1,188
New York State, Environmental Facilities, Ser B, RB
5.000%, 02/15/20	1,000	1,247
New York State, Local Government Assistance, Ser E, RB
6.000%, 04/01/14	685	733
New York State, Mortgage Agency, Higher Education Finance, RB
Callable 11/01/19 @ 100
5.250%, 11/01/20	235	271
New York State, Mortgage Agency, Homeowner Mortgage Project, Ser 98, RB
Callable 06/20/12 @ 100
5.050%, 10/01/17	175	175
New York State, Power Authority, Ser A, RB
5.000%, 11/15/22	500	637
New York State, Thruway Authority, Ser A, RB
5.000%, 04/01/14	350	379
4.000%, 04/01/16	270	302
New York State, Thruway Authority, Ser B, RB
Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,188
New York State, Thruway Authority, Ser B, RB
5.250%, 04/01/18	1,000	1,223
New York State, Thruway Authority, Ser B, RB, AGM
5.000%, 04/01/15	800	897

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Thruway Authority, Ser B, RB, NATL-RE FGIC
Callable 10/01/15 @ 100
5.000%, 04/01/16	$2,000	$2,293
New York State, Urban Development, Personal Income Tax Project, RB, AMBAC
5.500%, 03/15/18	1,000	1,239
New York State, Urban Development, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	297
New York State, Urban Development, Personal Income Tax Project, Ser A-1, RB
5.000%, 12/15/17	1,000	1,212
New York State, Urban Development, Personal Income Tax Project, Ser A-1, RB, AMBAC
5.000%, 12/15/15	1,000	1,150
New York State, Urban Development, Service Contract, RB, AGM
5.000%, 01/01/15	500	554
New York State, Urban Development, Service Contract, Ser A, RB
5.000%, 01/01/15	500	555
Sales Tax Asset Receivable, Ser A, RB, NATL
Callable 10/15/14 @ 100
5.000%, 10/15/17	1,000	1,107
Town of Oyster Bay, Ser A, GO
5.000%, 03/15/21	765	950
Triborough Bridge & Tunnel Authority, RB, NATL
5.500%, 11/15/20	750	961
Triborough Bridge & Tunnel Authority, Ser C, RB
5.000%, 11/15/15	1,000	1,147
Westchester County, Health Care, Ser B, RB
5.000%, 11/01/16	1,000	1,134
Westchester County, Ser C, GO
5.000%, 11/01/17	500	612
Yonkers, Ser A, GO, AGM
5.000%, 05/01/17	300	338

		103,604

Puerto Rico — 7.1%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	570

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	$500	$570
Puerto Rico Commonwealth, Highway & Transportation Authority, RB, AGM
5.500%, 07/01/25	1,740	2,050
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	10	11
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14 (C)	115	129
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB
5.000%, 12/01/13	515	545
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	500	553
5.500%, 07/01/18	1,000	1,127
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser N, RB
5.250%, 07/01/17	765	844
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	1,250	1,463

		7,862

Total Municipal Bonds (Cost $105,001) ($ Thousands)		112,839

CASH EQUIVALENT — 0.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% (D) *	166,863	167

Total Cash Equivalent (Cost $167) ($ Thousands)		167

Total Investments — 102.1% (Cost $105,168) ($ Thousands)†		$113,006

Percentages are based on Net Assets of $110,663 ($ Thousands).

*	Investment in Affiliated Security.

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Security is escrowed to maturity.

(D)	Rate shown is the 7-day effective yield as of May 31, 2012.

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2012

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

XLCA — XL Capital Assurance

†	At May 31, 2012, the tax basis cost of the Fund’s investments was $105,168 ($ Thousands), and the unrealized appreciation and depreciation were $7,839 ($ Thousands) and $(1) ($ Thousands) respectively.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$112,839	$—	$112,839
Cash Equivalent	167	—	—	167

Total Investments in Securities	$167	$112,839	$—	$113,006

Amounts designated as “—” are $0.

During the period ended May 31, 2012 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.4%

Guam — 1.3%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,058

Pennsylvania — 89.5%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/19	1,000	1,170
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,182
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,126
Allegheny County, Industrial Development Authority, Duquesne Light-Pollution Control Project, RB, AMBAC
4.350%, 12/01/13	575	603
Allegheny County, Port Authority, RB
5.000%, 03/01/17	750	858
Allegheny County, Residential Finance Authority, Single-Family Mortgage Project, Ser CC-1, RB
Callable 07/05/12 @ 100
5.200%, 05/01/17	565	566
Allegheny County, Sanitary Authority, RB, AGM
Callable 12/01/20 @ 100
5.000%, 06/01/24	1,000	1,140
Allegheny County, Sanitary Authority, RB, AGM
5.000%, 12/01/19	500	590
Beaver County, Hospital Authority, RB
5.000%, 05/15/21	1,000	1,199
Bensalem Township, Water & Sewer Authority, RB
Callable 07/05/12 @ 100
6.750%, 12/01/14 (A)	30	32
Berks County, GO, AMBAC
5.850%, 11/15/18	1,000	1,276
Bethel Park, School District, GO
Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,208

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/20	$500	$614
Central Bucks, School District, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,500	1,850
Central Dauphin, School District, GO, NATL
Pre-Refunded @ 100
6.000%, 02/01/16 (B)	1,000	1,196
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,249
Commonwealth of Pennsylvania, GO
Callable 11/15/21 @ 100
5.000%, 11/15/22	1,000	1,249
Delaware County, Health Care Authority, Mercy Health Project, Ser A, RB
Callable 07/05/12 @ 100
5.125%, 11/15/12 (A)	30	30
Delaware County, Higher Education Authority, Haverford College Project, RB
Callable 05/15/20 @ 100
5.000%, 11/15/21	775	928
Delaware River, Joint Toll Bridge Commission, RB
5.250%, 07/01/13	500	525
Derry Township, Sanitation Sewer Authority, RB
Callable 07/05/12 @ 100
6.250%, 08/01/12 (A)	5	5
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/18	1,000	1,136
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,135
Luzerne County, Ser C, GO, NATL- RE FGIC
5.250%, 12/15/15	1,000	1,074
McKeesport Area, School District, Ser C, GO
Callable 07/05/12 @ 100
5.000%, 04/01/13 (A)	70	72
McKeesport, Municipal Authority, RB, AGM
5.000%, 12/15/21	1,290	1,506
Meadville Area, Water Authority, RB, AGM
5.125%, 07/01/14	435	469

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF-1, RB, CIFG
5.000%, 05/01/16	$1,140	$1,287
Montgomery County, Industrial Development Authority, Montenay Project, Ser A, RB, NATL
5.250%, 11/01/14	1,000	1,066
Montgomery County, Ser C, GO
Callable 12/15/19 @ 100
5.000%, 12/15/23	1,000	1,213
North Wales, Water Authority, Ser A, RB
5.000%, 11/01/17	1,350	1,613
Northampton County, Industrial Development Authority, Moravian Hall Square Project, RB, Radian
Callable 01/01/13 @ 100
5.500%, 07/01/15	995	1,010
Northampton/Bucks County, Municipal Authority, RB
Callable 07/05/12 @ 100
6.750%, 11/01/13 (A)	5	5
Penn State University, Ser A, RB
Callable 03/01/19 @ 100
5.000%, 03/01/22	835	990
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,274
Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA
Callable 04/01/14 @ 100
5.000%, 04/01/16	1,450	1,528
Pennsylvania State, GO
5.000%, 07/01/19	1,000	1,243
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser A, RB, NATL
Callable 07/05/12 @ 100
5.875%, 11/15/16	25	25
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser C, RB, NATL
Callable 07/05/12 @ 100
5.875%, 11/15/18	2,000	2,001
Pennsylvania State, Higher Educational Facilities Authority, Carnegie Mellon University Project, RB
Callable 02/01/19 @ 100
5.000%, 08/01/19	1,000	1,220
5.000%, 08/01/21	1,000	1,192

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 12/01/17	$1,500	$1,811
Pennsylvania State, Higher Educational Facilities Authority,
Ser AJ, RB
Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,825
Pennsylvania State, Higher Educational Facilities Authority, Ser AL, RB
5.000%, 06/15/18	1,000	1,210
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB
Callable 03/01/20 @ 100
5.000%, 03/01/23	1,465	1,686
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	500	620
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Trustees Project, Ser B, RB
5.250%, 09/01/15	1,070	1,220
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	1,000	1,210
Pennsylvania State, Ser 1, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,000	1,234
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	1,000	1,282
Pennsylvania Turnpike Commission, RB
Callable 12/01/21 @ 100
5.000%, 12/01/23	1,000	1,199
Pennsylvania Turnpike Commission, Ser B, RB
Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,415
Philadelphia, Airport Revenue, Ser C, AMT, RB
5.000%, 06/15/18	1,000	1,144
Philadelphia, Gas Works Revenue, Ser 10th, RB, AGM
5.000%, 07/01/18	1,325	1,501

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, Gas Works Revenue, Ser 12th B, RB, NATL
7.000%, 05/15/20 (A)	$745	$911
Philadelphia, GO, CIFG
Callable 08/01/16 @ 100
5.000%, 08/01/17	1,000	1,125
Philadelphia, School District, Ser B, GO, AMBAC
5.000%, 04/01/13	500	518
Philadelphia, School District, Ser C, GO
5.000%, 09/01/20	1,000	1,156
Philadelphia, Water & Wastewater Authority, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,120
Philadelphia, Water & Wastewater Authority, Ser C, RB, AGM
5.000%, 08/01/18	400	476
Pittsburgh, Public Parking Authority, Saint Francis General Hospital Project, RB
Callable 07/05/12 @ 100
6.625%, 10/01/12 (A)	10	10
Pittsburgh, Public Schools, Ser B, GO, AGM
5.000%, 09/01/18	1,740	2,088
Pittsburgh, Ser A, GO, AMBAC
5.500%, 09/01/14	1,020	1,066
Pittsburgh, Urban Redevelopment Authority, Center Triangle Tax Increment, Ser B, TA
Callable 07/05/12 @ 100
6.250%, 03/15/15 (C)	500	502
Reading Area, Water Authority, RB, AGM
Callable 06/01/17 @ 100
5.000%, 12/01/21	2,080	2,320
South Fayette Township, Sanitary Authority, RB
Callable 07/05/12 @ 100
6.375%, 11/01/12 (A)	15	15
Southcentral, General Revenue Authority, Hanover Hospital Project, RB, Radian
Callable 07/05/12 @ 100
4.900%, 12/01/14	545	546
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/18	1,000	1,188
Spring-Ford Area, School District, GO, AGM
Callable 09/01/15 @ 100
5.000%, 09/01/21	1,000	1,118

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Susquehanna Township, Sewer Authority, RB
Callable 07/05/12 @ 100
6.000%, 11/15/13 (A)	$10	$10
Trinity Area School District, GO, AGM
5.000%, 11/01/17	500	587
University of Pittsburgh, University Capital Project, Ser A, RB
5.250%, 09/15/18	1,000	1,240
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,209
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	500	620
Upper Allen Township, Sewer Authority, RB
Callable 07/05/12 @ 100
5.750%, 04/01/13 (A)	40	41
West Shore Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/21	1,000	1,156
Willistown Township, Municipal Sewer Authority, RB
Callable 07/05/12 @ 100
6.000%, 01/01/15 (A)	10	11
York Township, Water & Sewer Authority, RB
5.900%, 08/01/13 (A)	35	37

		77,082

Puerto Rico — 7.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Ser Senior A, RB
5.000%, 07/01/21	655	715
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	570
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	570
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19 (A)	820	1,061

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2012

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19	$180	$205
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser N, RB
5.500%, 07/01/24	1,000	1,128
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, NATL
5.500%, 07/01/18	1,000	1,139
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	1,000	1,170

		6,558

Total Municipal Bonds (Cost $78,451) ($ Thousands)		84,698

CASH EQUIVALENT — 0.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% (D) *	424,004	424

Total Cash Equivalent (Cost $424) ($ Thousands)		424

Total Investments — 98.9% (Cost $78,875) ($ Thousands)†		$85,122

Percentages are based on Net Assets of $86,100 ($ Thousands).

*	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities —The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Rate shown is the 7-day effective yield as of May 31, 2012.

AGM	— Assured Guaranty Municipal

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax (subject to)

CIFG	— CDC IXIS Financial Guaranty

Cl — Class

FGIC	— Financial Guaranty Insurance Company

GO	— General Obligation

NATL	— National Public Finance Guarantee Corporation

Radian	— Radian Asset Assurance

RB	— Revenue Bond

RE	— Reinsurance provided by the aforementioned guarantor.

SAB	— Special Assessment Bond

Ser	— Series

TA — Tax Allocation

XLCA	— XL Capital Assurance

†	At May 31, 2012, the tax basis cost of the Fund’s investments was $78,899 ($ Thousands), and the unrealized appreciation and depreciation were $6,223 ($ Thousands) and $– ($ Thousands), respectively.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$84,698	$—	$84,698
Cash Equivalent	424	—	—	424

Total Investments in Securities	$424	$84,698	$—	$85,122

Amounts designated as “—” are $0.

During the period ended May 31, 2012, there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 67.1%

Alabama — 1.3%
Birmingham, Baptist Medical Centers Special Care Facilities Financing Authority, Ser A, RB
Callable 11/15/15 @ 100
5.000%, 11/15/30	$1,000	$1,006
Colbert County, Northwest Alabama Health Care Authority, RB
Callable 06/01/13 @ 101
5.750%, 06/01/27	800	755
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB
Callable 03/01/16 @ 100
5.250%, 03/01/36	750	761
Selma, Industrial Development Board, RB
Callable 12/01/21 @ 100
5.375%, 12/01/35	2,000	2,142
Tuscaloosa, Educational Building Authority, Stillman College Project, Ser A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/26	500	410

		5,074

Alaska — 0.3%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 12/01/17 @ 100
6.000%, 12/01/36	200	108
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM
Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,178

		1,286

Arizona — 2.0%
Arizona State, Health Facilities Authority, RB
Callable 10/01/16 @ 100
5.200%, 10/01/37	1,700	1,316
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB
Callable 05/01/19 @ 100
8.000%, 05/01/25	400	479
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB
Callable 07/01/17 @ 100
5.625%, 07/01/38	250	223

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 06/01/17 @ 100
5.000%, 06/01/37	$265	$226
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	500	550
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
Callable 03/01/13 @ 100
6.375%, 09/01/29	1,250	1,275
Salt Verde Financial, Gas Revenue Authority, RB
5.000%, 12/01/37	3,500	3,556

		7,625

California — 7.6%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB
Callable 08/01/19 @ 100
6.250%, 08/01/39	400	470
California State, Communities Development Authority, American Baptist Homes West Project, RB
4.250%, 10/01/15	800	852
California State, Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/21	500	598
California State, Communities Development Authority, Rady Children’s Hospital Project, Ser B, RB
Callable 06/04/12 @ 100
0.170%, 08/15/47 (A)(B)	1,200	1,200
California State, Communities Development Authority, Ser B, RB
Callable 05/15/18 @ 100
5.250%, 11/15/48	2,000	2,134
California State, Economic Recovery Authority, Ser A, GO
Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,141
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,162

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Health Facilities Financing Authority, Cedars- Sinai Medical Center Project, RB
Callable 08/15/19 @ 100
5.000%, 08/15/34	$2,000	$2,148
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,196
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/16 @ 100
5.250%, 11/15/46	2,500	2,631
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Callable 04/01/21 @ 100
7.750%, 04/01/31	1,375	1,570
California State, Municipal Finance Authority, Biola University Project, RB
Callable 04/01/18 @ 100
5.875%, 10/01/34	250	271
California State, Various Purposes, GO
Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,338
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	3,000	2,393
Imperial, Irrigation District, Ser C, RB
Callable 11/01/20 @ 100
5.000%, 11/01/36	1,540	1,685
Long Beach, Towne Center Project, SAB
Callable 10/01/18 @ 100
5.400%, 10/01/23	650	671
Palomar Pomerado, Health Care Authority, Ser D, COP
Callable 11/01/20 @ 100
5.250%, 11/01/21	1,000	1,104
Poway, Unified School District, GO
6.770%, 08/01/38 (C)	5,410	1,402
San Francisco City & County, Airports Commission, Ser 32F, RB, NATL-RE FGIC
5.000%, 05/01/15	1,000	1,119
South Placer, Wastewater Authority, Ser D, RB
Callable 05/01/14 @ 100
0.993%, 11/01/14 (B)	1,800	1,802

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Southern California, Metropolitan Water District, Ser A-1, RB
Callable 06/04/12 @ 100
0.160%, 07/01/23 (B)	$1,000	$1,000
Windsor, Unified School District, Election 2008, Ser D, GO
6.940%, 08/01/35 (C)	1,800	537

		29,424

Colorado — 1.8%
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Callable 05/15/18 @ 100
5.750%, 05/15/36	500	530
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	2,000	2,517
6.250%, 11/15/28	650	777
Denver, Regional Transportation District, Denver Transportation Partners, RB
Callable 07/15/20 @ 100
6.000%, 01/15/34	500	567
E-470, Public Highway Authority, Ser C, RB
Callable 09/01/20 @ 100
5.375%, 09/01/26	2,500	2,715

		7,106

District of Columbia — 0.1%
District of Columbia, COP, NATL- RE FGIC
5.000%, 01/01/13	500	513

Florida — 1.7%
Florida State, Development Finance, Renaissance Charter School, Ser A, RB
6.500%, 06/15/21	500	556
Florida State, University Square Community Development District, Ser A-1, SAB
Callable 05/01/17 @ 100
5.875%, 05/01/38	150	151
Jacksonville, Economic Development Commission, Gerdau Ameristeel Project, AMT, RB
Callable 07/05/12 @ 100
5.300%, 05/01/37	1,500	1,475
Jacksonville, RB
Callable 10/01/22 @ 100
5.000%, 10/01/28	2,350	2,621

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Martin County, Health Facilities Authority, RB
Callable 11/15/21 @ 100
5.500%, 11/15/42	$1,000	$1,057
Seminole Indian Tribe, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/27	250	253
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Callable 08/01/20 @ 100
5.875%, 08/01/40	500	547

		6,660

Georgia — 2.3%
Atlanta, Airport Revenue, Ser B, RB
Callable 01/01/22 @ 100
5.000%, 01/01/37	2,000	2,213
5.000%, 01/01/42	3,000	3,291
DeKalb County, Hospital Authority, DeKalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	1,105
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB
Callable 07/01/17 @ 100
5.250%, 07/01/37	600	554
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
5.250%, 01/01/17	450	524
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	1,000	1,166

		8,853

Hawaii — 0.2%
Hawaii Pacific Health, Special Purpose, Ser B, RB
Callable 07/01/20 @ 100
5.750%, 07/01/40	500	552

Idaho — 0.1%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Callable 12/01/18 @ 100
6.250%, 12/01/33	250	300

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois — 3.0%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 11/01/17 @ 100
5.700%, 05/01/36	$250	$246
Chicago, Midway Airport, Second Lien, Ser B, RB
5.000%, 01/01/34 (B)	2,000	2,167
Chicago, O’Hare International Airport, Third Lien, Ser B, RB, NATL
5.250%, 01/01/16	1,090	1,230
5.250%, 01/01/18	1,500	1,782
Hillside Village, Mannheim Redevelopment Project, Ser Senior Lien, TA
Callable 01/01/18 @ 102
7.000%, 01/01/28	500	472
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/21 @ 100
6.000%, 08/15/41	200	225
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB
Callable 08/15/18 @ 100
6.250%, 08/15/35 (D)	500	10
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
Callable 03/01/17 @ 100
6.000%, 03/01/37 (D)	300	99
Illinois State, Finance Authority, Navistar International, Recovery Zone Project, RB
Callable 10/15/20 @ 100
6.500%, 10/15/40	1,500	1,655
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB
Callable 05/15/19 @ 100
7.125%, 11/15/37	1,000	1,201
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB
Callable 08/01/17 @ 100
5.500%, 08/01/37	250	259
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
6.000%, 06/01/28	2,000	2,321

		11,667

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana — 2.6%
Indiana State, Finance Authority, Educational Facilities, Historical Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/40	$375	$393
Indiana State, Health Facility Finance Authority, Ascension Health Project, Ser A-7, RB
5.000%, 10/01/26 (B)	500	557
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/14 @ 100
5.750%, 01/01/34	1,000	1,060
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,140
Indiana, Finance Authority, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/32	3,450	3,463
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	1,000	1,155
Vigo County, Hospital Authority, Union Hospital Project, RB
Callable 09/01/21 @ 100
7.500%, 09/01/22	1,715	2,201

		9,969

Iowa — 0.5%
Iowa State, Finance Authority, Care Initiatives Project, Ser A, RB
5.250%, 07/01/12	1,000	1,002
Iowa State, Finance Authority, Deerfield Retirement Community Project, Ser A, RB
Callable 11/15/17 @ 100
5.500%, 11/15/27	250	211
5.500%, 11/15/37	900	706

		1,919

Kansas — 0.8%
Kansas State, Development Finance Authority, Adventist Health Project, RB
Callable 11/15/19 @ 100
5.750%, 11/15/38	500	570
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB
Callable 05/15/17 @ 100
5.000%, 05/15/36	1,500	1,426

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB
Callable 05/15/14 @ 103
5.125%, 05/15/42	$1,200	$1,151

		3,147

Kentucky — 0.8%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB
Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,146
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40	500	578
Ohio County, Pollution Control Revenue Authority, Big Rivers Electric Project, Ser A, RB
Callable 07/15/20 @ 100
6.000%, 07/15/31	250	270
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/19 @ 100
5.625%, 09/01/39	1,000	1,064

		3,058

Louisiana — 1.7%
Louisiana State, Citizens Property Insurance, Ser C-3, RB, AGM
Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,725
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A-2, RB
Callable 11/01/20 @ 100
6.500%, 11/01/35	750	847
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Callable 05/15/21 @ 100
6.500%, 05/15/37	1,000	1,142
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/17	800	867
New Orleans, Aviation Board, Ser A1, RB, AGM
Callable 01/01/19 @ 100
6.000%, 01/01/23	500	590

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

St. John Baptist Parish, Marathon Oil Project, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/37	$1,300	$1,352

		6,523

Maine — 0.9%
Maine State, Finance Authority, AMT, RB
6.250%, 01/01/25 (B)	2,250	2,271
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
3.000%, 07/01/12	1,000	1,002

		3,273

Maryland — 0.4%
Maryland State, Economic Development, University of Maryland College Park Project, RB
Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	1,067
Maryland State, Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Project, Ser A, RB
Callable 01/01/17 @ 100
5.300%, 01/01/37	300	256
Maryland State, Health & Higher Educational Facilities Authority, Mercy Medical Center Project, RB
3.000%, 07/01/12	175	175

		1,498

Massachusetts — 1.1%
Massachusetts State, Development Finance Agency, Adventcare Project, Ser A, RB
Callable 10/15/17 @ 100
6.750%, 10/15/37	250	256
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Callable 07/01/20 @ 100
7.000%, 07/01/42	1,500	1,643
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/20 @ 100
6.000%, 01/01/28	1,300	1,490

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Ser A, GO
Callable 08/01/12 @ 100
0.560%, 02/01/13 (B)	$1,000	$1,001

		4,390

Michigan — 1.2%
Detroit, GO
Callable 11/01/20 @ 100
5.250%, 11/01/35	900	961
Grand Traverse Academy, RB
Callable 11/01/17 @ 100
5.000%, 11/01/36	300	238
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB
Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	1,036
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 09/01/17 @ 102
6.500%, 09/01/37	750	486
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 06/01/17 @ 100
6.000%, 06/01/48	1,500	1,177
Royal Oak Hospital, Finance Authority, William Beaumont Hospital Project, RB
Callable 09/01/18 @ 100
8.250%, 09/01/39	500	643

		4,541

Minnesota — 2.2%
Duluth, Housing & Redevelopment Authority, Public Schools Academy Project, Ser A, RB
Callable 11/01/18 @ 102
5.875%, 11/01/40	500	502
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB
Callable 11/01/15 @ 100
6.000%, 11/01/37	100	92
Faribault, Senior Housing Authority, Senior Living Project, Ser Senior, RB
Callable 05/01/18 @ 102
6.750%, 05/01/36	315	337
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.750%, 11/15/32	300	363

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6-R, RB
Callable 05/01/17 @ 100
5.500%, 05/01/37	$1,000	$1,050
Minnesota State, Higher Education Facilities Authority, Gustavus Adolfus Project, Ser B, RB
4.000%, 10/01/19	625	699
Minnesota State, Higher Education Facilities Authority, Scholastic College Project, Ser H, RB
Callable 12/01/19 @ 100
5.250%, 12/01/35	1,500	1,609
Northern Minnesota, Municipal Power Agency, Ser A-1, RB
5.000%, 01/01/19	1,000	1,203
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (B)	2,000	2,309
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB
Callable 06/01/17 @ 100
5.625%, 06/01/37	500	500

		8,664

Missouri — 0.7%
Kansas City, Shoal Creek Parkway Project, TA
Callable 06/01/16 @ 100
5.000%, 06/01/21	500	518
Lees Summit, Summit Fair Project, TA
Callable 04/01/19 @ 100
5.625%, 10/01/23	715	750
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/19 @ 100
6.875%, 11/01/39	250	266
Missouri State, Health & Educational Facilities Authority, Lake Regional Health System Project, RB
3.000%, 02/15/13	725	733
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB, NATL
Callable 01/01/16 @ 100
5.000%, 01/01/20	420	446

		2,713

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nebraska — 2.1%
Central Plains Energy Project, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	$8,000	$8,160

New Jersey — 2.7%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 01/01/18 @ 100
5.625%, 01/01/38	250	253
New Jersey State, Economic Development Authority, Ser A, RB
Callable 07/05/12 @ 100
6.000%, 05/15/28	210	201
New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	1,000	1,124
New Jersey State, Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	8,500	6,591
4.750%, 06/01/34	1,000	770
New Jersey State, Transportation Trust Fund Authority, Transportation System Project, Ser A, RB
5.000%, 06/15/13	1,225	1,282

		10,221

New Mexico — 0.6%
Farmington, Pollution Control Authority, Public Service Company Project, Ser B, RB
Callable 11/01/20 @ 100
4.700%, 09/01/24	2,000	2,207

New York — 6.2%
Brooklyn Arena, Local Development, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/43	500	557
6.250%, 07/15/40	1,500	1,669

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Hudson Yards Infrastructure, Ser A, RB
Callable 02/15/21 @ 100
5.750%, 02/15/47	$2,000	$2,312
5.250%, 02/15/47	3,500	3,835
Nassau County, Industrial Development Agency, Amsterdam at Harborside Project, Ser A, RB
Callable 01/01/18 @ 100
6.700%, 01/01/43	750	528
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/20 @ 100
6.000%, 12/01/36	1,000	1,136
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
3.531%, 03/01/26 (B)	425	342
3.521%, 03/01/25 (B)	400	328
3.321%, 03/01/16 (B)	250	242
New York City, Liberty Development, Bank of America Tower Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/49	1,000	1,127
New York City, Liberty Development, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	1,000	1,170
5.250%, 10/01/35	500	557
New York City, Liberty Development, World Trade Center Project, RB
Callable 11/15/21 @ 100
5.750%, 11/15/51	5,000	5,720
New York City, Liberty Development, World Trade Center Project, RB
0.270%, 12/01/49 (B)	1,000	1,000
New York City, Trust for Cultural Resources, Lincoln Center Project, Ser A-1, RB
Callable 07/02/12 @ 100
0.200%, 12/01/35 (A)(B)	2,000	2,000
New York State, Dormitory Authority, Ser A, RB
Callable 07/01/20 @ 100
6.000%, 07/01/40	500	576
St. Lawrence County, Industrial Development Agency, Edward John Noble Hospital Project, RB
Callable 10/01/20 @ 100
6.250%, 10/01/40	1,000	1,051

		24,150

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina — 1.4%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/20	$500	$587
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
5.000%, 01/01/26	1,000	1,118
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Callable 11/01/18 @ 100
6.000%, 11/01/33	250	267
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/20 @ 100
6.000%, 01/01/39	1,335	1,422
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/18	500	587
North Carolina State, Medical Care Commission, Village at Brookwood Project, RB
Callable 01/01/14 @ 103
5.250%, 01/01/32	750	720
Surry County, Northern Hospital District, RB
Callable 04/01/18 @ 100
6.250%, 10/01/38	500	535

		5,236

Ohio — 2.9%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
6.500%, 06/01/47	1,150	963
6.000%, 06/01/42	1,435	1,120
5.875%, 06/01/30	2,600	2,057
5.875%, 06/01/47	6,600	5,002
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB
Callable 11/01/20 @ 100
5.500%, 11/01/40	500	535
Ohio State, Higher Educational Facility Commission, Oberlin College Project, RB
5.000%, 10/01/14	1,000	1,097

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, Higher Educational Facility Commission, University Hospital Health Systems Project, RB
Pre-Refunded @ 100
6.750%, 01/15/39 (E)	$500	$547

		11,321

Oklahoma — 0.2%
Oklahoma State, Turnpike Authority, Ser F, RB
Callable 06/04/12 @ 100
0.200%, 01/01/28 (B)	900	900

Oregon — 0.1%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Callable 09/01/20 @ 100
6.375%, 09/01/40	150	163

Pennsylvania — 2.5%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Callable 10/15/18 @ 100
6.000%, 10/15/38	250	267
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/20 @ 100
6.000%, 01/01/30	2,500	2,611
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/35	250	261
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB
Callable 06/01/19 @ 100
6.000%, 06/01/36	800	896
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB
Callable 08/15/20 @ 100
5.250%, 08/15/30	1,250	1,034
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/20 @ 100
5.250%, 10/01/31	1,000	1,066

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB
Callable 07/01/17 @ 100
6.250%, 07/01/26	$250	$266
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/43	250	276
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Hospital Project, Ser A, RB
Callable 07/05/12 @ 100
6.625%, 11/15/23	475	476
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB
Callable 11/15/20 @ 100
5.750%, 11/15/30	1,000	1,008
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 09/15/17 @ 100
5.500%, 09/15/37	250	230
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB
Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	1,050
Wilkes-Barre, Finance Authority, University of Scranton Project, RB
4.000%, 11/01/16	265	290

		9,731

Puerto Rico — 1.1%
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB, NATL
6.173%, 08/01/44 (C)	10,000	1,651
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A-1, RB
Callable 08/01/21 @ 100
5.000%, 08/01/43	2,000	2,083
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/18 @ 100
6.000%, 07/01/38	600	653

		4,387

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina — 0.3%
South Carolina State, Jobs- Economic Development Authority, Lutheran Homes Project, RB
Callable 05/01/17 @ 100
5.500%, 05/01/28	$1,050	$1,067
South Carolina State, Jobs- Economic Development Authority, RB
Callable 07/05/12 @ 100
6.000%, 11/15/42	178	129
South Carolina State, Jobs- Economic Development Authority, Sub-Ser, RB
Callable 07/05/12 @ 49
0.000%, 11/15/47 (C)	76	2

		1,198

South Dakota — 0.5%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB
Callable 12/01/17 @ 100
5.500%, 12/01/35	2,000	1,889

Tennessee — 2.1%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	500	564
Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health System Project, Ser C, RB
Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	1,295
Sumner County, Health Educational & Housing Facilities Board, Regional Health Project, Ser A, RB
Callable 11/01/17 @ 100
5.500%, 11/01/37 (D)	32	—
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/26	2,000	2,201
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/27	4,000	4,204

		8,264

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas — 6.4%
Brazos, River Authority, TXU Energy Project, Ser B, AMT, RB
Callable 07/01/13 @ 101
6.300%, 07/01/32 (B)	$375	$47
Brazos, River Authority, TXU Energy Project, Ser D-1, AMT, RB
Callable 07/01/18 @ 100
8.250%, 05/01/33	600	90
Central Texas, Regional Mobility Authority, Ser Senior Lien, RB
Callable 01/01/21 @ 100
6.000%, 01/01/41	1,000	1,122
Clifton, Higher Education Finance, RB
Callable 08/15/21 @ 100
5.500%, 08/15/31	1,000	1,089
Clifton, Higher Education Finance, Uplift Education Project, Ser A, RB
Callable 12/01/20 @ 100
6.125%, 12/01/40	500	556
Guadalupe-Blanco, River Authority Industrial Development, Texas Central Project, RB
5.625%, 10/01/17	750	852
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB
Callable 05/01/16 @ 101
5.200%, 05/01/28	500	530
Harris County, Health Facilities Development, Hermann Health Care Systems Project, Ser B, RB
Callable 12/01/18 @ 100
7.250%, 12/01/35	250	311
Harrison County, Health Facilities Development, RB
4.000%, 07/01/14	1,000	1,033
Houston, Airport System Revenue, Special Facilities, Continental Airlines Project, Ser B, AMT, RB
Callable 07/05/12 @ 100
6.125%, 07/15/27	1,000	1,000
Houston, Airport System Revenue, Special Facilities, Continental Airlines Project, Ser C, AMT, RB
Callable 07/05/12 @ 100
6.125%, 07/15/27	1,020	1,020
Houston, Airport System Revenue, Special Facilities, Continental Airlines Project, Ser E, AMT, RB
Callable 07/05/12 @ 100
6.750%, 07/01/29	1,000	1,005

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Houston, Airport System Revenue, AMT, RB
Callable 07/15/21 @ 100
6.625%, 07/15/38	$3,000	$3,259
Houston, Higher Education Finance, Cosmos Foundation Project, Ser A, RB
Callable 05/15/21 @ 100
6.500%, 05/15/31	1,500	1,759
Love Field, Airport Modernization, Southwest Airlines Project, RB
Callable 11/01/20 @ 100
5.250%, 11/01/40	3,000	3,132
Lubbock, Health Facilities Development, Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.500%, 07/01/26	170	175
Lufkin, Health Facilities Development, Memorial Health Systems East Texas Project, RB
Callable 02/15/17 @ 100
5.500%, 02/15/37	250	253
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/18 @ 100
5.625%, 01/01/33	250	275
North Texas, Tollway Authority, Ser F, RB
Callable 01/01/18 @ 100
5.750%, 01/01/33	1,200	1,313
North Texas, Tollway Authority, Sub-Ser A, RB
Callable 02/01/20 @ 100
6.250%, 02/01/23	2,000	2,257
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/19 @ 100
6.500%, 08/15/39	500	563
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/20 @ 100
6.700%, 08/15/40	500	577
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care Systems Project, RB
Callable 11/15/18 @ 100
6.250%, 11/15/29	500	603
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	250	274
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	430	523

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tyler, Health Facilities Development, East Texas Medical Center Project, Ser A, RB
Callable 11/01/17 @ 100
5.375%, 11/01/37	$150	$153
Wise County, Parker County Junior College District Project, Ser Junior College, RB
Callable 08/15/21 @ 100
8.000%, 08/15/34	1,000	1,132

		24,903

Utah — 0.1%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB
Callable 02/15/19 @ 100
6.750%, 08/15/28	500	403

Vermont — 0.2%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/20	750	862

Virginia — 2.3%
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/37	500	531
James City & County, Economic Development Authority, United Methodist Homes Project, Ser A, RB
Callable 07/01/17 @ 100
5.500%, 07/01/37	200	161
Lewistown, Commerce Center Community Development Authority, RB
Callable 03/01/18 @ 100
6.050%, 03/01/27	250	190
Virginia, Small Business Financing Authority, AMT, RB
Callable 07/01/22 @ 100
5.500%, 01/01/42	7,500	7,836
Virginia State, White Oak Village Shops Community Development Authority, SAB
5.300%, 03/01/17	143	148

		8,866

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington — 1.4%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/20 @ 100
5.750%, 12/01/35	$1,500	$1,610
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/16	460	502
4.000%, 12/01/17	480	525
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/18 @ 100
6.375%, 10/01/36	400	488
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Callable 12/01/20 @ 100
5.500%, 12/01/39	1,500	1,581
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB
Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	850

		5,556

West Virginia — 0.4%
West Virginia State, Economic Development Authority, Ohio Power-Amos Project, Ser A, RB
3.125%, 03/01/43 (B)	1,000	1,042
West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB
Callable 10/01/21 @ 103
9.125%, 10/01/41	500	592

		1,634

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group Project, RB
Pre-Refunded @ 100
6.625%, 02/15/32 (E)	1,000	1,106

Total Municipal Bonds (Cost $242,131) ($ Thousands)		259,912

Description	Shares	Value ($ Thousands)

PREFERRED STOCK — 17.0%

Financials — 14.9%
Aegon
6.500%	9,500	$212
6.375%	124,500	2,821
4.000% (B)	13,100	264
Allianz
8.375%	137,400	3,594
Arch Capital Group
6.750%	20,000	516
Axis Capital Holdings
7.250%	27,300	693
6.875%	15,000	385
Bank of America
8.625%	30,400	769
8.200%	38,300	963
7.250% (F)	1,210	1,130
6.375%	23,154	530
6.204%	31,300	732
Barclays Bank PLC
8.125%	39,930	1,005
7.750%	58,500	1,453
7.100%	1,300	32
6.625%	12,500	291
CoBank ACB
11.000%	30,000	1,653
7.000%	23,000	1,177
Credit Suisse Guernsey
7.900%	112,700	2,936
Deutsche Bank Capital Funding Trust X
7.350%	21,800	541
Deutsche Bank Contingent Capital Trust II
6.550%	122,300	2,821
Deutsche Bank Contingent Capital Trust III
7.600%	30,500	761
First Niagara Financial Group
8.625% (B)	34,000	927
Goldman Sachs Group
6.200%	30,850	763
4.000% (B)	43,800	831
HSBC Holdings PLC
8.000%	27,553	737
6.200%	65,200	1,606
HSBC USA
6.500%	11,656	298
4.500% (B)	27,870	647
2.858%	24,230	1,208
ING Groep
8.500%	1,100	27
7.200%	1,700	36
7.050%	47,677	1,003
6.375%	57,500	1,125

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31 , 2012

Description	Shares	Value ($ Thousands)

6.200%	3,000	$57
6.125%	38,164	721
KeyCorp
7.750% (F)	5,000	551
MetLife
6.500%	36,500	920
4.000% (B)	14,900	356
Morgan Stanley Group
4.000% (B)	165,500	2,775
National Westminster Bank PLC
7.763%	10,623	227
PartnerRe
7.250%	15,000	392
6.750%	48,064	1,204
6.500%	12,900	324
Pitney Bowes International Holdings
6.125%	1,000	932
PNC Financial Services Group
9.875% (B)	9,100	240
6.125% (B)	16,000	411
Principal Financial Group
6.518% (B)	5,900	155
5.563% (B)	5,000	476
Prudential PLC
6.750%	55,110	1,407
6.500%	66,870	1,708
RenaissanceRe Holdings
6.600%	29,500	743
6.080%	55,300	1,384
Royal Bank of Scotland Group PLC
5.750%	95,177	1,665
Santander Finance Preferred SAU
10.500%	32,800	825
US Bancorp
7.875%	27,600	733
6.000% (B)	75,000	1,942
3.500% (B)	16,800	754
Wells Fargo
7.500% (F)	2,111	2,341

		57,730

Utilities — 2.1%
Alabama Power
6.450%	42,000	1,203
Georgia Power
6.500%	15,000	1,657
Gulf Power
6.450%	9,000	992
6.000%	6,000	607
Interstate Power & Light
8.375%	24,700	713
NSTAR Electric
4.780%	5,000	495

Description	Shares/Face Amount ($ Thousands)	Value ($ Thousands)

PPL Electric Utilities
6.250%	75,000	$1,884
Wisconsin Public Service
6.880%	5,000	508

		8,059

Total Preferred Stock (Cost $54,708) ($ Thousands)		65,789

CORPORATE BONDS (B) — 8.8%

Financials — 8.8%
AXA
6.463%, 12/14/18	$2,400	1,968
6.379%, 12/14/36	1,000	770
Barclays Bank PLC
6.278%, 12/15/34	500	380
BBVA International Preferred Unipersonal
5.919%, 12/31/49	1,400	897
BNP Paribas
7.195%, 06/29/49	3,300	2,681
Charles Schwab
7.000%, 02/28/49	2,600	2,780
Commonwealth Bank of Australia
6.024%, 03/29/49	500	470
Credit Agricole
6.637%, 05/31/49	2,000	1,330
HBOS Capital Funding
6.071%, 06/30/49	2,200	1,364
JPMorgan Chase
7.902%, 04/29/49	2,300	2,494
PNC Financial Services Group
6.750%, 12/31/49	2,500	2,588
QBE Capital Funding II
6.797%, 06/01/49	1,800	1,568
Rabobank Nederland
11.000%, 12/31/49	2,300	2,869
Societe Generale
5.922%, 04/05/17	2,300	1,496
1.219%, 12/29/49	1,000	647
Standard Chartered PLC
7.014%, 07/30/37	2,000	1,938
6.409%, 01/30/49	2,300	2,082
State Street Capital Trust III
5.464%, 12/29/49	2,750	2,760
Wachovia Capital Trust III
5.570%, 03/15/11	2,700	2,511

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2012

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Westpac Capital Trust IV
5.256%, 12/29/49	$700	$644

		34,237

Total Corporate Bonds (Cost $32,877) ($ Thousands)		34,237

CASH EQUIVALENT — 6.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% (G) *	25,656,261	25,656

Total Cash Equivalent (Cost $25,656) ($ Thousands)		25,656

Total Investments — 99.5% (Cost $355,372) ($ Thousands)†		$385,594

Percentages are based on Net Assets of $387,299 ($ Thousands).

The open futures contracts held by the Fund at May 31, 2012, are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. Long Treasury Bond	(135)	Sep-2012	$(274)

For the period ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Investment in Affiliated Security.

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(D)	Security in default on interest payment.

(E)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.

(F)	Convertible

(G)	Rate shown is the 7-day effective yield as of May 31, 2012.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

†	At May 31, 2012,the tax basis cost of the Fund’s investments was $356,067 ($ Thousands), and the unrealized appreciation and depreciation were $33,717 ($ Thousands) and $(4,190) ($ Thousands) respectively.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$61,606	$4,183	$—	$65,789
Corporate Bonds	—	34,237	—	34,237
Municipal Bonds	—	259,912	—	259,912
Cash Equivalent	25,656	—	—	25,656

Total Investments in Securities	$87,262	$298,332	$—	$385,594

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(274)	$—	$—	$(274)

Total Other Financial Instruments	$(274)	$—	$—	$(274)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

During the period ended May 31, 2012, there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

13	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: July 30, 2012

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: July 30, 2012